Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2023

	Shares	Value
COMMON STOCKS† - 7.5%
Consumer, Non-cyclical - 1.6%
Dentsply Sirona, Inc.[1]	9,569	$ 354,914
Global Payments, Inc.[1]	2,122	268,836
Catalent, Inc.*,1	5,300	264,841
Eli Lilly & Co.[1]	477	264,353
Bunge Ltd.[1]	2,271	259,621
United Rentals, Inc.[1]	543	258,761
Align Technology, Inc.*,1	697	257,988
Automatic Data Processing, Inc.[1]	988	251,555
West Pharmaceutical Services, Inc.[1]	612	249,023
Zoetis, Inc.[1]	1,303	248,235
Amgen, Inc.[1]	968	248,137
Avery Dennison Corp.[1]	1,303	245,459
Quanta Services, Inc.[1]	1,165	244,499
Viatris, Inc.[1]	22,542	242,327
FleetCor Technologies, Inc.*,1	890	241,840
IDEXX Laboratories, Inc.*,1	470	240,363
Laboratory Corporation of America Holdings[1]	1,152	239,731
Danaher Corp.[1]	901	238,765
Becton Dickinson & Co.[1]	847	236,694
STERIS plc[1]	1,029	236,248
Waters Corp.*,1	841	236,153
Verisk Analytics, Inc. — Class A1	971	235,196
Regeneron Pharmaceuticals, Inc.*,1	284	234,723
Organon & Co.[1]	10,612	233,040
Molina Healthcare, Inc.*,1	749	232,280
Bio-Rad Laboratories, Inc. — Class A*,1	578	231,315
Archer-Daniels-Midland Co.[1]	2,916	231,239
Constellation Brands, Inc. — Class A1	882	229,814
IQVIA Holdings, Inc.*,1	1,031	229,532
Cooper Companies, Inc.[1]	615	227,544
Thermo Fisher Scientific, Inc.[1]	408	227,297
Kenvue, Inc.[1]	9,848	226,997
Keurig Dr Pepper, Inc.[1]	6,741	226,835
AbbVie, Inc.[1]	1,529	224,702
Procter & Gamble Co.[1]	1,453	224,256
Boston Scientific Corp.*,1	4,154	224,067
DaVita, Inc.*,1	2,185	223,788
Cintas Corp.[1]	443	223,347
McKesson Corp.[1]	541	223,065
Tyson Foods, Inc. — Class A1	4,181	222,722
Revvity, Inc.[1]	1,901	222,474
Vertex Pharmaceuticals, Inc.*,1	638	222,241
Incyte Corp.*,1	3,441	222,048
Charles River Laboratories International, Inc.*,1	1,073	221,918
Cigna Group[1]	797	220,179
Philip Morris International, Inc.[1]	2,285	219,497
Church & Dwight Company, Inc.[1]	2,264	219,087
Brown-Forman Corp. — Class B1	3,311	218,956
CoStar Group, Inc.*,1	2,658	217,929
HCA Healthcare, Inc.[1]	784	217,403
S&P Global, Inc.[1]	556	217,185
Henry Schein, Inc.*,1	2,832	216,761
Gartner, Inc.*,1	618	216,102
Abbott Laboratories[1]	2,095	215,575
Stryker Corp.[1]	759	215,214
Johnson & Johnson[1]	1,331	215,196
Robert Half, Inc.[1]	2,908	215,076
Cardinal Health, Inc.[1]	2,455	214,395
Moody's Corp.[1]	635	213,868
Monster Beverage Corp.*,1	3,721	213,623
Kroger Co.[1]	4,594	213,116
Intuitive Surgical, Inc.*,1	681	212,935
Bio-Techne Corp.[1]	2,716	212,934
Clorox Co.[1]	1,360	212,772
Coca-Cola Co.[1]	3,519	210,542
Universal Health Services, Inc. — Class B1	1,562	210,401
Cencora, Inc. — Class A1	1,195	210,296
Merck & Company, Inc.[1]	1,923	209,569
Mondelez International, Inc. — Class A1	2,919	208,008
PepsiCo, Inc.[1]	1,168	207,810
Gilead Sciences, Inc.[1]	2,716	207,720
Quest Diagnostics, Inc.[1]	1,579	207,638
Medtronic plc[1]	2,544	207,336
Altria Group, Inc.[1]	4,687	207,259
PayPal Holdings, Inc.*,1	3,312	207,033
Rollins, Inc.[1]	5,221	206,595
Colgate-Palmolive Co.[1]	2,809	206,377
Baxter International, Inc.[1]	5,076	206,086
UnitedHealth Group, Inc.[1]	431	205,406
Hologic, Inc.*,1	2,731	204,115
Kimberly-Clark Corp.[1]	1,584	204,067
Sysco Corp.[1]	2,926	203,796
Molson Coors Beverage Co. — Class B1	3,205	203,485
Bristol-Myers Squibb Co.[1]	3,274	201,842
Hormel Foods Corp.[1]	5,212	201,131
J M Smucker Co.[1]	1,387	201,046
Elevance Health, Inc.[1]	453	200,231
Equifax, Inc.[1]	952	196,778
GE HealthCare Technologies, Inc.[1]	2,762	194,583
Edwards Lifesciences Corp.*,1	2,533	193,699
Kellogg Co.[1]	3,172	193,555
Moderna, Inc.*,1	1,709	193,237
McCormick & Company, Inc.[1]	2,349	192,806
Pfizer, Inc.[1]	5,446	192,679
CVS Health Corp.[1]	2,944	191,860
Humana, Inc.[1]	415	191,576
Teleflex, Inc.[1]	899	191,253
Campbell Soup Co.[1]	4,571	190,611
Centene Corp.*,1	3,087	190,314
Kraft Heinz Co.[1]	5,748	190,201

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

Shares	Value
COMMON STOCKS† - 7.5% (continued)
Consumer, Non-cyclical - 1.6% (continued)
Estee Lauder Companies, Inc. — Class A1	1,181	$189,586
Corteva, Inc.[1]	3,752	189,513
Zimmer Biomet Holdings, Inc.[1]	1,566	186,542
Biogen, Inc.*,1	690	184,478
Conagra Brands, Inc.[1]	6,170	184,359
Lamb Weston Holdings, Inc.[1]	1,875	182,644
MarketAxess Holdings, Inc.[1]	756	182,143
Hershey Co.[1]	833	178,978
Illumina, Inc.*,1	1,062	175,464
General Mills, Inc.[1]	2,588	175,104
Dexcom, Inc.*,1	1,713	172,979
ResMed, Inc.[1]	998	159,271
Insulet Corp.*,1	750	143,782
Cengage Learning Holdings II, Inc.*,††	11,126	106,620
Save-A-Lot*,††	40,316	7,580
Fortrea Holdings, Inc.*,1	2	55
Total Consumer, Non-cyclical		24,526,625
Financial - 1.3%
Checkers Holdings, Inc.*,†††	84,343	335,685
Digital Realty Trust, Inc. REIT[1]	2,040	268,709
Boston Properties, Inc. REIT[1]	3,909	261,004
MetLife, Inc.[1]	3,903	247,216
Brown & Brown, Inc.[1]	3,327	246,531
Iron Mountain, Inc. REIT[1]	3,799	241,388
Zions Bancorp North America[1]	6,761	240,016
Mastercard, Inc. — Class A1	577	238,093
Comerica, Inc.[1]	4,941	237,712
Arthur J Gallagher & Co.[1]	1,030	237,394
Prudential Financial, Inc.[1]	2,504	237,054
Assurant, Inc.[1]	1,697	236,443
Weyerhaeuser Co. REIT[1]	7,158	234,424
Lincoln National Corp.[1]	9,128	234,224
Visa, Inc. — Class A1	953	234,133
CME Group, Inc. — Class A1	1,152	233,487
Marsh & McLennan Companies, Inc.[1]	1,195	233,013
U.S. Bancorp[1]	6,373	232,806
Raymond James Financial, Inc.[1]	2,221	232,294
Cboe Global Markets, Inc.[1]	1,539	230,404
Aflac, Inc.[1]	3,089	230,347
Principal Financial Group, Inc.[1]	2,959	229,944
Arch Capital Group Ltd.*,1	2,982	229,197
CBRE Group, Inc. — Class A*,1	2,692	228,955
Ameriprise Financial, Inc.[1]	678	228,879
Berkshire Hathaway, Inc. — Class B*,1	635	228,727
Intercontinental Exchange, Inc.[1]	1,937	228,547
W R Berkley Corp.[1]	3,690	228,263
Charles Schwab Corp.[1]	3,844	227,373
Aon plc — Class A1	678	226,038
Equinix, Inc. REIT[1]	286	223,475
Loews Corp.[1]	3,589	222,841
Chubb Ltd.[1]	1,108	222,564
Everest Group Ltd.[1]	615	221,818
JPMorgan Chase & Co.[1]	1,511	221,105
KeyCorp[1]	19,421	220,040
American International Group, Inc.[1]	3,745	219,157
Cincinnati Financial Corp.[1]	2,069	218,880
Globe Life, Inc.[1]	1,961	218,789
Regency Centers Corp. REIT[1]	3,513	218,509
Prologis, Inc. REIT[1]	1,756	218,095
BlackRock, Inc. — Class A1	311	217,868
Welltower, Inc. REIT[1]	2,627	217,726
Simon Property Group, Inc. REIT[1]	1,918	217,674
Essex Property Trust, Inc. REIT[1]	909	216,697
Federal Realty Investment Trust REIT[1]	2,209	216,349
Progressive Corp.[1]	1,614	215,421
Franklin Resources, Inc.[1]	8,029	214,696
Hartford Financial Services Group, Inc.[1]	2,982	214,167
Northern Trust Corp.[1]	2,814	214,061
Bank of New York Mellon Corp.[1]	4,759	213,536
Huntington Bancshares, Inc.[1]	19,139	212,252
Invitation Homes, Inc. REIT[1]	6,212	211,767
SBA Communications Corp. REIT[1]	943	211,732
Fifth Third Bancorp[1]	7,966	211,497
Healthpeak Properties, Inc. REIT[1]	10,241	210,760
Regions Financial Corp.[1]	11,424	209,516
Invesco Ltd.[1]	13,145	209,268
Morgan Stanley[1]	2,456	209,128
T. Rowe Price Group, Inc.[1]	1,861	208,860
M&T Bank Corp.[1]	1,669	208,708
Equity Residential REIT[1]	3,219	208,688
Wells Fargo & Co.[1]	5,049	208,473
Citizens Financial Group, Inc.[1]	7,397	208,078
AvalonBay Communities, Inc. REIT[1]	1,131	207,900
Kimco Realty Corp. REIT[1]	10,976	207,885
Bank of America Corp.[1]	7,240	207,571
Goldman Sachs Group, Inc.[1]	633	207,440
American Tower Corp. — Class A REIT[1]	1,132	205,254
Public Storage REIT[1]	742	205,074
Alexandria Real Estate Equities, Inc. REIT[1]	1,755	204,177
Synchrony Financial[1]	6,323	204,106
Allstate Corp.[1]	1,890	203,761
Ventas, Inc. REIT[1]	4,654	203,287
VICI Properties, Inc. REIT[1]	6,583	203,020
Camden Property Trust REIT[1]	1,881	202,433
Mid-America Apartment Communities, Inc. REIT[1]	1,381	200,563
UDR, Inc. REIT[1]	5,006	199,739
PNC Financial Services Group, Inc.[1]	1,640	197,997
Truist Financial Corp.[1]	6,433	196,528
State Street Corp.[1]	2,858	196,459
American Express Co.[1]	1,240	195,908
Capital One Financial Corp.[1]	1,911	195,667
Realty Income Corp. REIT[1]	3,485	195,299

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Shares	Value
COMMON STOCKS† - 7.5% (continued)
Financial - 1.3% (continued)
Travelers Companies, Inc.[1]	1,210	$195,088
Willis Towers Watson plc[1]	940	194,354
Nasdaq, Inc.[1]	3,684	193,336
Host Hotels & Resorts, Inc. REIT[1]	12,015	189,717
Extra Space Storage, Inc. REIT[1]	1,463	188,259
Crown Castle, Inc. REIT[1]	1,850	185,925
Citigroup, Inc.[1]	4,397	181,552
Discover Financial Services[1]	1,866	168,071
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,2	1,042,740	104
Tensor Ltd.*,†††	505,754	51
Sparta Systems*,†††	1,922	–
Total Financial		20,027,020
Industrial - 1.0%
Old Dominion Freight Line, Inc.[1]	689	294,458
Carrier Global Corp.[1]	4,686	269,211
Eaton Corporation plc[1]	1,137	261,931
Caterpillar, Inc.[1]	906	254,704
Pentair plc[1]	3,600	252,936
Textron, Inc.[1]	3,240	251,780
Parker-Hannifin Corp.[1]	598	249,306
FedEx Corp.[1]	952	248,491
Emerson Electric Co.[1]	2,527	248,278
Jacobs Solutions, Inc.[1]	1,829	246,586
Trane Technologies plc[1]	1,201	246,517
Fortive Corp.[1]	3,126	246,485
Packaging Corporation of America[1]	1,623	241,989
Schur Flexibles GesmbH*,††	660	241,487
Westinghouse Air Brake Technologies Corp.[1]	2,143	241,130
TransDigm Group, Inc.*,1	266	240,424
Amphenol Corp. — Class A1	2,720	240,394
Stanley Black & Decker, Inc.[1]	2,518	237,649
Ingersoll Rand, Inc.[1]	3,410	237,370
Union Pacific Corp.[1]	1,065	234,907
Westrock Co.[1]	7,170	234,531
J.B. Hunt Transport Services, Inc.[1]	1,247	234,286
Masco Corp.[1]	3,948	232,972
Trimble, Inc.*,1	4,251	232,912
IDEX Corp.[1]	1,023	231,607
Deere & Co.[1]	559	229,715
Howmet Aerospace, Inc.[1]	4,637	229,392
General Electric Co.[1]	2,004	229,378
3M Co.[1]	2,120	226,140
AMETEK, Inc.[1]	1,417	226,026
General Dynamics Corp.[1]	997	225,960
Teledyne Technologies, Inc.*,1	539	225,464
Mohawk Industries, Inc.*,1	2,223	225,390
Vulcan Materials Co.[1]	1,031	225,016
A O Smith Corp.[1]	3,097	224,533
Nordson Corp.[1]	918	224,121
Dover Corp.[1]	1,501	222,598
Martin Marietta Materials, Inc.[1]	498	222,312
Illinois Tool Works, Inc.[1]	897	221,873
TE Connectivity Ltd.[1]	1,663	220,165
Ball Corp.[1]	4,040	219,978
Agilent Technologies, Inc.[1]	1,815	219,742
Boeing Co.*,1	980	219,550
Huntington Ingalls Industries, Inc.[1]	989	217,896
Rockwell Automation, Inc.[1]	697	217,520
Generac Holdings, Inc.*,1	1,823	216,590
Expeditors International of Washington, Inc.[1]	1,847	215,563
Allegion plc[1]	1,891	215,215
Axon Enterprise, Inc.*,1	1,010	215,039
Garmin Ltd.[1]	2,022	214,372
Republic Services, Inc. — Class A1	1,486	214,177
Snap-on, Inc.[1]	796	213,805
Otis Worldwide Corp.[1]	2,487	212,763
CH Robinson Worldwide, Inc.[1]	2,346	212,149
United Parcel Service, Inc. — Class B1	1,240	210,056
Amcor plc[1]	21,114	205,650
Lockheed Martin Corp.[1]	458	205,344
Waste Management, Inc.[1]	1,309	205,225
Northrop Grumman Corp.[1]	467	202,253
Honeywell International, Inc.[1]	1,075	202,036
Norfolk Southern Corp.[1]	984	201,730
Sealed Air Corp.[1]	5,441	201,644
Xylem, Inc.[1]	1,942	201,075
L3Harris Technologies, Inc.[1]	1,121	199,639
CSX Corp.[1]	6,593	199,109
Johnson Controls International plc[1]	3,353	198,028
Mettler-Toledo International, Inc.*,1	163	197,797
RTX Corp.[1]	2,143	184,384
Keysight Technologies, Inc.*,1	1,318	175,689
BP Holdco LLC*,†††,3	121,041	155,475
Vector Phoenix Holdings, LP*,†††	121,040	28,923
Targus, Inc.*,†††	45,049	1,328
Targus, Inc.*,†††	45,049	1,328
Targus, Inc.*,†††	45,049	1,081
Targus , Inc.*,†††	45,049	448
YAK BLOCKER 2 LLC*,†††	34,136	341
YAK BLOCKER 2 LLC*,†††	31,551	316
Targus, Inc.*,†††	45,049	5
Total Industrial		15,733,687

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Shares	Value
COMMON STOCKS† - 7.5% (continued)
Consumer, Cyclical - 1.0%
ATD New Holdings, Inc.*,††,1	23,595	$890,658
Norwegian Cruise Line Holdings Ltd.*,1	25,392	420,745
Exide Technologies*,†††	342	341,710
Domino's Pizza, Inc.[1]	713	276,216
Newell Brands, Inc.[1]	24,479	258,988
Carnival Corp.*,1	16,273	257,439
Hasbro, Inc.[1]	3,533	254,376
Ross Stores, Inc.[1]	2,055	250,320
TJX Companies, Inc.[1]	2,684	248,216
PulteGroup, Inc.[1]	2,959	242,816
Caesars Entertainment, Inc.*,1	4,388	242,481
Marriott International, Inc. — Class A1	1,190	242,177
Pool Corp.[1]	648	236,909
Home Depot, Inc.[1]	716	236,495
NVR, Inc.*,1	37	235,961
Lowe's Companies, Inc.[1]	1,019	234,859
Delta Air Lines, Inc.[1]	5,423	232,538
Royal Caribbean Cruises Ltd.*,1	2,335	231,025
PACCAR, Inc.[1]	2,773	228,190
AutoZone, Inc.*,1	90	227,820
Costco Wholesale Corp.[1]	412	226,303
Walmart, Inc.[1]	1,391	226,191
MGM Resorts International[1]	5,127	225,486
Tesla, Inc.*,1	872	225,046
Fastenal Co.[1]	3,889	223,929
Hilton Worldwide Holdings, Inc.[1]	1,502	223,272
Copart, Inc.*,1	4,968	222,715
DR Horton, Inc.[1]	1,868	222,329
Lennar Corp. — Class A1	1,865	222,103
BorgWarner, Inc.[1]	5,435	221,476
O'Reilly Automotive, Inc.*,1	235	220,830
CarMax, Inc.*,1	2,703	220,781
Southwest Airlines Co.[1]	6,904	218,166
Aptiv plc*,1	2,149	218,016
VF Corp.[1]	11,015	217,656
Best Buy Company, Inc.[1]	2,814	215,130
WW Grainger, Inc.[1]	301	214,956
Cummins, Inc.[1]	933	214,627
Live Nation Entertainment, Inc.*,1	2,531	213,945
Tractor Supply Co.[1]	975	213,038
Ralph Lauren Corp. — Class A1	1,815	211,684
Starbucks Corp.[1]	2,166	211,055
Whirlpool Corp.[1]	1,499	209,800
Wynn Resorts Ltd.[1]	2,069	209,755
United Airlines Holdings, Inc.*,1	4,210	209,700
Genuine Parts Co.[1]	1,359	208,919
McDonald's Corp.[1]	743	208,894
Target Corp.[1]	1,648	208,554
Yum! Brands, Inc.[1]	1,596	206,491
Ulta Beauty, Inc.*,1	495	205,440
LKQ Corp.[1]	3,910	205,392
Darden Restaurants, Inc.[1]	1,316	204,651
NIKE, Inc. — Class B1	1,992	202,606
American Airlines Group, Inc.*,1	13,650	201,065
Chipotle Mexican Grill, Inc. — Class A*,1	104	200,371
Las Vegas Sands Corp.[1]	3,643	199,855
General Motors Co.[1]	5,860	196,369
Dollar Tree, Inc.*,1	1,604	196,265
Dollar General Corp.[1]	1,358	188,083
Ford Motor Co.[1]	15,504	188,064
Bath & Body Works, Inc.[1]	5,044	185,972
Alaska Air Group, Inc.*,1	4,379	183,787
Walgreens Boots Alliance, Inc.[1]	6,733	170,412
Tapestry, Inc.[1]	4,988	166,200
Phinia, Inc.[1]	1	28
Total Consumer, Cyclical		14,975,346
Technology - 0.9%
NVIDIA Corp.[1]	549	270,959
Intuit, Inc.[1]	494	267,654
Adobe, Inc.*,1	469	262,330
Broadridge Financial Solutions, Inc.[1]	1,385	257,901
EPAM Systems, Inc.*,1	986	255,364
Fair Isaac Corp.*,1	275	248,762
Leidos Holdings, Inc.[1]	2,542	247,871
Seagate Technology Holdings plc[1]	3,485	246,703
Lam Research Corp.[1]	351	246,542
Cognizant Technology Solutions Corp. — Class A1	3,430	245,622
Broadcom, Inc.[1]	265	244,566
Activision Blizzard, Inc.[1]	2,649	243,681
Akamai Technologies, Inc.*,1	2,303	242,022
MSCI, Inc. — Class A1	445	241,911
Ceridian HCM Holding, Inc.*,1	3,334	241,782
Western Digital Corp.*,1	5,355	240,975
Applied Materials, Inc.[1]	1,565	239,069
Intel Corp.[1]	6,797	238,846
NXP Semiconductor N.V.[1]	1,151	236,784
ON Semiconductor Corp.*,1	2,393	235,615
Roper Technologies, Inc.[1]	471	235,057
ServiceNow, Inc.*,1	399	234,943
Autodesk, Inc.*,1	1,058	234,813
NetApp, Inc.[1]	3,056	234,395
Oracle Corp.[1]	1,939	233,436
Paychex, Inc.[1]	1,907	233,093
Qorvo, Inc.*,1	2,165	232,499
International Business Machines Corp.[1]	1,574	231,111
KLA Corp.[1]	457	229,355
Hewlett Packard Enterprise Co.[1]	13,491	229,212
Micron Technology, Inc.[1]	3,256	227,725
PTC, Inc.*,1	1,537	226,200
Take-Two Interactive Software, Inc.*,1	1,589	225,956
Accenture plc — Class A1	690	223,401
Cadence Design Systems, Inc.*,1	929	223,369
Synopsys, Inc.*,1	485	222,562
Fiserv, Inc.*,1	1,823	221,294
Apple, Inc.[1]	1,177	221,123
Monolithic Power Systems, Inc.[1]	424	220,993
Skyworks Solutions, Inc.[1]	2,024	220,090
Salesforce, Inc.*,1	989	219,024
Teradyne, Inc.[1]	2,028	218,760
Tyler Technologies, Inc.*,1	548	218,340
Microchip Technology, Inc.[1]	2,649	216,794
Fidelity National Information Services, Inc.[1]	3,873	216,346

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Shares	Value
COMMON STOCKS† - 7.5% (continued)
Technology - 0.9% (continued)
Microsoft Corp.[1]	652	$ 213,700
HP, Inc.[1]	7,148	212,367
Zebra Technologies Corp. — Class A*,1	770	211,758
Analog Devices, Inc.[1]	1,164	211,592
Jack Henry & Associates, Inc.[1]	1,345	210,869
Texas Instruments, Inc.[1]	1,245	209,235
ANSYS, Inc.*,1	654	208,541
Paycom Software, Inc.[1]	699	206,093
QUALCOMM, Inc.[1]	1,787	204,665
Electronic Arts, Inc.[1]	1,691	202,886
Fortinet, Inc.*,1	3,132	188,578
Qlik Technologies, Inc. - Class A*,†††	112	180,623
Advanced Micro Devices, Inc.*,1	1,706	180,358
DXC Technology Co.*,1	8,146	168,948
Qlik Technologies, Inc. - Class B*,†††	27,624	3
Total Technology		13,415,066
Utilities - 0.5%
TexGen Power LLC*,††	68,676	1,819,914
Constellation Energy Corp.[1]	2,283	237,797
NRG Energy, Inc.[1]	6,251	234,725
Edison International[1]	3,142	216,327
Exelon Corp.[1]	5,299	212,596
Atmos Energy Corp.[1]	1,815	210,450
NiSource, Inc.[1]	7,849	210,039
Public Service Enterprise Group, Inc.[1]	3,432	209,627
Duke Energy Corp.[1]	2,319	205,927
PG&E Corp.*,1	12,620	205,706
CenterPoint Energy, Inc.[1]	7,358	205,215
Pinnacle West Capital Corp.[1]	2,637	203,761
Consolidated Edison, Inc.[1]	2,277	202,562
Southern Co.[1]	2,989	202,445
Ameren Corp.[1]	2,553	202,376
Sempra[1]	2,882	202,374
American Water Works Company, Inc.[1]	1,452	201,450
Alliant Energy Corp.[1]	4,002	200,780
Entergy Corp.[1]	2,095	199,549
WEC Energy Group, Inc.[1]	2,367	199,112
FirstEnergy Corp.[1]	5,507	198,638
American Electric Power Company, Inc.[1]	2,531	198,430
PPL Corp.[1]	7,933	197,690
DTE Energy Co.[1]	1,912	197,663
CMS Energy Corp.[1]	3,510	197,227
Evergy, Inc.[1]	3,584	197,012
Dominion Energy, Inc.[1]	4,000	194,160
Eversource Energy[1]	3,011	192,162
NextEra Energy, Inc.[1]	2,871	191,783
Xcel Energy, Inc.[1]	3,348	191,271
AES Corp.[1]	10,466	187,655
Total Utilities		7,926,423
Communications - 0.5%
Charter Communications, Inc. — Class A*,1	646	283,026
CDW Corp.[1]	1,237	261,193
Arista Networks, Inc.*,1	1,311	255,947
Booking Holdings, Inc.*,1	82	254,612
Comcast Corp. — Class A1	5,295	247,594
Cisco Systems, Inc.[1]	4,284	245,687
Gen Digital, Inc.[1]	11,954	242,068
Match Group, Inc.*,1	5,122	240,068
Amazon.com, Inc.*,1	1,726	238,205
Meta Platforms, Inc. — Class A*,1	804	237,896
F5, Inc.*,1	1,451	237,471
FactSet Research Systems, Inc.[1]	535	233,479
Netflix, Inc.*,1	507	219,876
T-Mobile US, Inc.*,1	1,610	219,362
Palo Alto Networks, Inc.*,1	894	217,510
Motorola Solutions, Inc.[1]	766	217,215
Corning, Inc.[1]	6,473	212,444
Expedia Group, Inc.*,1	1,928	208,976
Verizon Communications, Inc.[1]	5,974	208,971
eBay, Inc.[1]	4,650	208,227
Juniper Networks, Inc.[1]	7,026	204,597
Warner Bros Discovery, Inc.*,1	15,307	201,134
VeriSign, Inc.*,1	964	200,310
Paramount Global — Class B1	13,007	196,276
AT&T, Inc.[1]	13,185	195,006
Walt Disney Co.*,1	2,307	193,050
Omnicom Group, Inc.[1]	2,254	182,596
News Corp. — Class A1	8,454	181,676
Interpublic Group of Companies, Inc.[1]	5,375	175,279
Etsy, Inc.*,1	2,304	169,505
Fox Corp. — Class A1	4,305	142,323
Alphabet, Inc. — Class A*,1	935	127,319
Vacasa, Inc. — Class A*,1	196,839	118,497
Alphabet, Inc. — Class C*,1	804	110,429
Fox Corp. — Class B1	2,173	66,320
Figs, Inc. — Class A*,1	10,450	64,581
News Corp. — Class B1	2,606	57,332
Total Communications		7,276,057
Energy - 0.4%
APA Corp.[1]	6,325	277,288
Marathon Petroleum Corp.[1]	1,863	265,980
Schlumberger N.V.[1]	4,447	262,195
Targa Resources Corp.[1]	2,991	257,974
Baker Hughes Co.[1]	7,095	256,768
Halliburton Co.[1]	6,537	252,459
Pioneer Natural Resources Co.[1]	1,039	247,209
Phillips 66[1]	2,147	245,101
Coterra Energy, Inc. — Class A1	8,645	243,702
ConocoPhillips[1]	2,044	243,297
Diamondback Energy, Inc.[1]	1,602	243,152
Williams Companies, Inc.[1]	7,010	242,056
Hess Corp.[1]	1,562	241,329
Valero Energy Corp.[1]	1,854	240,835
Equities Corp.[1]	5,526	238,834
Marathon Oil Corp.[1]	9,008	237,361
EOG Resources, Inc.[1]	1,832	235,632

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Shares	Value
COMMON STOCKS† - 7.5% (continued)
Energy - 0.4% (continued)
ONEOK, Inc.[1]	3,531	$ 230,221
Occidental Petroleum Corp.[1]	3,578	224,663
Exxon Mobil Corp.[1]	1,978	219,934
Devon Energy Corp.[1]	4,247	216,979
Chevron Corp.[1]	1,337	215,391
Kinder Morgan, Inc.[1]	12,487	215,026
First Solar, Inc.*,1	1,100	208,032
Enphase Energy, Inc.*,1	1,201	151,963
SolarEdge Technologies, Inc.*,1	748	121,602
Legacy Reserves, Inc.*,†††	2,359	18,872
Permian Production Partners LLC*,†††	184,043	7,047
Bruin E&P Partnership Units*,†††	40,617	910
Total Energy		6,061,812
Basic Materials - 0.3%
Nucor Corp.[1]	1,450	249,545
Sherwin-Williams Co.[1]	885	240,472
CF Industries Holdings, Inc.[1]	3,094	238,455
Celanese Corp. — Class A1	1,875	236,925
LyondellBasell Industries N.V. — Class A1	2,386	235,665
DuPont de Nemours, Inc.[1]	3,046	234,207
International Paper Co.[1]	6,651	232,253
Mosaic Co.[1]	5,927	230,264
Linde plc[1]	590	228,354
Steel Dynamics, Inc.[1]	2,113	225,225
Air Products and Chemicals, Inc.[1]	762	225,163
Eastman Chemical Co.[1]	2,639	224,342
Freeport-McMoRan, Inc.[1]	5,606	223,735
Dow, Inc.[1]	4,093	223,314
Ecolab, Inc.[1]	1,200	220,572
PPG Industries, Inc.[1]	1,525	216,184
Newmont Corp.[1]	5,117	201,712
Albemarle Corp.[1]	962	191,159
International Flavors & Fragrances, Inc.[1]	2,700	190,215
FMC Corp.[1]	1,993	171,856
Total Basic Materials		4,439,617
Total Common Stocks
(Cost $100,826,775)		114,381,653
PREFERRED STOCKS†† - 7.2%
Financial - 6.2%
Citigroup, Inc.
7.38%	4,300,000	4,326,875
3.88%	4,000,000	3,500,160
4.15%	2,000,000	1,667,580
4.00%	1,750,000	1,566,328
Bank of America Corp.
4.38%	2,925,000	7,260,298
6.50%	2,000,000	2,005,000
6.30%	1,000,000	997,303
4.13%	26,000	449,020
Wells Fargo & Co.
4.75%	183,750	3,489,412
3.90%	3,300,000	2,925,450
4.70%	148,000	2,733,560
4.38%	50,000	888,000
Goldman Sachs Group, Inc.
7.50%	7,700,000	7,738,500
Reinsurance Group of America, Inc.
7.13% due 10/15/52	294,000	7,644,000
Kuvare US Holdings, Inc.
7.00% due 02/17/51*,5	6,400,000	6,880,000
Lincoln National Corp.
9.25%[1]	6,327,000	6,579,292
Equitable Holdings, Inc.
4.95%	3,650,000	3,500,370
4.30%	82,000	1,271,000
Markel Group, Inc.
6.00%	4,770,000	4,625,614
Jackson Financial, Inc.
8.00%	152,000	3,792,400
Public Storage Operating Co.
4.63%	144,400	3,045,396
4.13%	16,400	304,220
W R Berkley Corp.
4.13% due 03/30/61	126,000	2,181,060
4.25% due 09/30/60	36,800	710,240
Charles Schwab Corp.
4.00%[4]	3,150,000	2,378,376
PartnerRe Ltd.
4.88%	128,000	2,347,520
JPMorgan Chase & Co.
4.55%	49,000	948,150
4.20%	40,000	746,400
4.63%	24,000	474,960
American Financial Group, Inc.
4.50% due 09/15/60	100,000	1,774,000
MetLife, Inc.
3.85%[4]	1,820,000	1,678,223
CNO Financial Group, Inc.
5.13% due 11/25/60	80,000	1,292,000
Assurant, Inc.
5.25% due 01/15/61	58,000	1,157,680
American Equity Investment Life Holding Co.
5.95%[4]	46,000	965,540
Arch Capital Group Ltd.
4.55%	38,000	704,900
Selective Insurance Group, Inc.
4.60%	36,000	594,000
RenaissanceRe Holdings Ltd.
4.20%	13,000	215,410
Globe Life, Inc.
4.25% due 06/15/61	11,000	212,850
First Republic Bank
4.50%	200,000	60
4.13%	84,800	17
4.25%	158,000	16
Total Financial		95,571,180
Communications - 0.7%
AT&T Mobility II LLC*,†††	10,000	10,000,000
Government - 0.2%
Farmer Mac
5.75%	112,000	2,511,309

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

Shares	Value
PREFERRED STOCKS†† - 7.2% (continued)
Government - 0.2% (continued)
AgriBank FCB
6.88%	4,000	$ 400,400
Total Government		2,911,709
Consumer, Cyclical - 0.1%
Exide Technologies*,†††	761	941,513
Industrial - 0.0%
YAK BLOCKER 2 LLC*,†††	1,875,398	442,211
Total Preferred Stocks
(Cost $138,206,848)		109,866,613
WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26	26,852	9,393
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26[2]	32,766	4,096
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,2	115,860	11
Waverley Capital Acquisition Corp.
Expiring 04/30/27*,2	31,300	–
Total Warrants
(Cost $108,560)		13,500
EXCHANGE-TRADED FUNDS† - 3.4%
SPDR S&P 500 ETF Trust[1]	40,174	18,092,361
Invesco QQQ Trust Series[1]	45,356	17,144,114
iShares Russell 2000 Index ETF[1]	90,337	17,038,462
Total Exchange-Traded Funds
(Cost $35,305,475)		52,274,937
CLOSED-END FUNDS† - 2.9%
Guggenheim Active Allocation Fund[3]	950,000	13,300,000
BlackRock Taxable Municipal Bond Trust	292,122	4,682,716
Nuveen Taxable Municipal Income Fund	289,790	4,419,298
Nuveen AMT-Free Municipal Credit Income Fund	293,986	3,277,944
BlackRock Corporate High Yield Fund, Inc.	237,682	2,198,558
Invesco Municipal Opportunity Trust	229,099	2,071,055
Blackstone Strategic Credit Fund	186,741	2,063,488
Invesco Trust for Investment Grade Municipals	212,335	1,976,839
BlackRock Credit Allocation Income Trust	184,289	1,872,376
Invesco Municipal Trust	188,704	1,711,545
Invesco Advantage Municipal Income Trust II	163,240	1,322,244
Eaton Vance Limited Duration Income Fund	141,764	1,311,317
BlackRock Municipal Income Trust	108,502	1,049,214
BlackRock Debt Strategies Fund, Inc.	83,425	851,769
Western Asset High Income Opportunity Fund, Inc.	160,170	615,053
Nuveen AMT-Free Quality Municipal Income Fund	33,271	347,349
Nuveen Quality Municipal Income Fund	27,546	299,425
BlackRock MuniVest Fund, Inc.	24,898	163,829
Total Closed-End Funds
(Cost $53,598,044)		43,534,019
MONEY MARKET FUNDS† - 0.7%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.23%[7]	6,740,892	6,740,892
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.22%[7]	4,706,959	4,706,959
Total Money Market Funds
(Cost $11,447,851)		11,447,851

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Face Amount~
CORPORATE BONDS†† - 47.9%
Financial - 12.9%
Morgan Stanley Finance LLC
0.50% due 10/23/29◊,8	13,500,000	$ 10,623,150
NFP Corp.
6.88% due 08/15/28[5]	6,925,000	6,097,973
7.50% due 10/01/30[1,5]	3,700,000	3,591,241
Dyal Capital Partners III
4.40% due 06/15/40†††	10,000,000	8,154,684
Accident Fund Insurance Company of America
8.50% due 08/01/32[5]	7,000,000	7,025,885
Wilton RE Ltd.
6.00% [4,5,9]	7,800,000	7,021,170
United Wholesale Mortgage LLC
5.50% due 11/15/25[5]	4,060,000	3,902,409
5.50% due 04/15/29[1,5]	1,925,000	1,669,938
5.75% due 06/15/27[5]	1,400,000	1,289,857
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[1,5]	7,500,000	6,404,033
Iron Mountain, Inc.
5.63% due 07/15/32[1,5]	6,500,000	5,832,971
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[5]	3,650,000	3,709,196
8.50% due 03/15/30[5]	2,050,000	2,092,230

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 47.9% (continued)
Financial - 12.9% (continued)
OneMain Finance Corp.
4.00% due 09/15/30[1]	2,200,000	$1,713,008
6.13% due 03/15/24[1]	1,500,000	1,499,014
7.13% due 03/15/26	1,100,000	1,082,118
3.88% due 09/15/28	800,000	656,000
6.63% due 01/15/28	450,000	420,750
9.00% due 01/15/29[1]	400,000	405,500
Hunt Companies, Inc.
5.25% due 04/15/29[1,5]	7,325,000	5,595,122
Maple Grove Funding Trust I
4.16% due 08/15/51[5]	8,000,000	5,358,859
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[1,5]	4,800,000	4,569,528
Liberty Mutual Group, Inc.
4.30% due 02/01/61[5]	7,300,000	4,467,666
Kennedy-Wilson, Inc.
5.00% due 03/01/31[1]	3,750,000	2,836,671
4.75% due 02/01/30	1,450,000	1,117,036
4.75% due 03/01/29[1]	425,000	341,496
National Life Insurance Co.
10.50% due 09/15/39[1,5]	3,400,000	4,292,290
LPL Holdings, Inc.
4.00% due 03/15/29[1,5]	4,172,000	3,708,628
4.38% due 05/15/31[1,5]	476,000	418,167
Hampton Roads PPV LLC
6.62% due 06/15/53[5]	4,680,000	3,984,771
RXR Realty LLC
5.25% due 07/17/25†††	4,200,000	3,929,069
QBE Insurance Group Ltd.
7.50% due 11/24/43[4,5]	3,000,000	2,999,097
5.88% [1,4,5,9]	950,000	904,117
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
4.00% due 10/15/33[1,5]	4,031,000	3,187,131
3.88% due 03/01/31[1,5]	825,000	671,521
PHM Group Holding Oy
4.75% due 06/18/26[5]	EUR 3,900,000	3,851,329
Credit Suisse AG NY
7.95% due 01/09/25[1]	3,600,000	3,670,383
GLP Capital Limited Partnership / GLP Financing II, Inc.
3.25% due 01/15/32[1]	3,250,000	2,620,421
5.30% due 01/15/29	1,050,000	990,048
NatWest Group plc
7.47% due 11/10/26[1,4]	3,500,000	3,603,528
Global Atlantic Finance Co.
4.70% due 10/15/51[4,5]	2,700,000	1,949,205
3.13% due 06/15/31[5]	1,750,000	1,297,061
Standard Chartered plc
7.78% due 11/16/25[1,4,5]	3,100,000	3,169,904
Host Hotels & Resorts, LP
3.50% due 09/15/30[1]	3,610,000	3,079,713
Jane Street Group / JSG Finance, Inc.
4.50% due 11/15/29[1,5]	3,500,000	3,071,302
Sherwood Financing plc
6.00% due 11/15/26[5]	GBP 2,000,000	2,086,350
4.50% due 11/15/26[5]	EUR 1,000,000	938,687
Barclays plc
7.75% [4,9]	3,000,000	2,999,790
Toronto-Dominion Bank
8.13% due 10/31/82[1,4]	2,850,000	2,864,313
HUB International Ltd.
5.63% due 12/01/29[1,5]	2,500,000	2,210,773
7.00% due 05/01/26[5]	550,000	548,969
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49[10]	2,800,000	2,632,636
Americo Life, Inc.
3.45% due 04/15/31[5]	3,511,000	2,605,447
Ares Finance Company IV LLC
3.65% due 02/01/52[1,5]	4,100,000	2,601,034
Corebridge Financial, Inc.
6.88% due 12/15/52[4]	2,400,000	2,333,443
Bank of Nova Scotia
8.63% due 10/27/82[4]	2,150,000	2,191,656
Kane Bidco Ltd.
5.00% due 02/15/27	EUR 2,050,000	2,102,288
Home Point Capital, Inc.
5.00% due 02/01/26[5]	2,180,000	2,046,939
Lincoln National Corp.
4.38% due 06/15/50[1]	2,560,000	1,830,753
AmWINS Group, Inc.
4.88% due 06/30/29[5]	1,725,000	1,547,752
First American Financial Corp.
4.00% due 05/15/30[1]	1,740,000	1,511,214
Newmark Group, Inc.
6.13% due 11/15/23	1,450,000	1,446,912
Weyerhaeuser Co.
6.88% due 12/15/33	1,100,000	1,194,466
Allianz SE
3.50%[4,5,9]	1,400,000	1,172,736
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[5]	1,730,000	1,172,329
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
4.25% due 10/15/27[1,5]	725,000	658,250
6.75% due 04/15/28[5]	350,000	344,825
Ryan Specialty LLC
4.38% due 02/01/30[5]	1,100,000	983,170
Reinsurance Group of America, Inc.
3.15% due 06/15/30	1,000,000	853,377
Galaxy Bidco Ltd.
8.71% (3 Month EURIBOR + 5.00%, Rate Floor: 5.00%) due 07/31/26◊	EUR 750,000	817,960
Pershing Square Holdings Ltd.
3.25% due 10/01/31	1,100,000	817,758
PartnerRe Finance B LLC
4.50% due 10/01/50[4]	950,000	796,604
Prudential Financial, Inc.
5.13% due 03/01/52[4]	700,000	625,373

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 47.9% (continued)
Financial - 12.9% (continued)
Fort Benning Family Communities LLC
6.09% due 01/15/51[5]	690,505	$602,259
Greystar Real Estate Partners LLC
5.75% due 12/01/25[5]	600,000	600,000
Pacific Beacon LLC
5.63% due 07/15/51[1,5]	664,484	584,887
Macquarie Bank Ltd.
3.62% due 06/03/30[5]	640,000	536,577
Assurant, Inc.
7.00% due 03/27/48[4]	400,000	387,490
Atlas Mara Ltd.
due 12/31/21†††,10,11	709,271	378,041
Fort Gordon Housing LLC
6.32% due 05/15/51[5]	200,000	191,252
USI, Inc.
6.88% due 05/01/25[5]	150,000	149,757
Total Financial		196,241,257
Consumer, Cyclical - 7.3%
Delta Air Lines, Inc.
7.00% due 05/01/25[1,5]	10,535,000	10,675,234
JB Poindexter & Company, Inc.
7.13% due 04/15/26[1,5]	5,275,000	5,159,488
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27[1]	3,210,000	3,131,275
5.00% due 06/01/31[1,5]	1,800,000	1,547,244
Penn Entertainment, Inc.
4.13% due 07/01/29[1,5]	4,925,000	4,027,813
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[5]	3,750,000	3,810,937
Crocs, Inc.
4.25% due 03/15/29[1,5]	3,188,000	2,688,185
4.13% due 08/15/31[5]	1,400,000	1,109,500
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28[5]	3,950,000	3,793,014
Wabash National Corp.
4.50% due 10/15/28[1,5]	4,350,000	3,690,749
Air Canada Class A Pass Through Trust
5.25% due 04/01/29[5]	3,703,006	3,602,565
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[1,5]	4,100,000	3,546,787
Station Casinos LLC
4.63% due 12/01/31[1,5]	4,200,000	3,462,354
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[1,5]	3,725,000	3,446,976
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[5]	3,240,000	3,378,704
Live Nation Entertainment, Inc.
6.50% due 05/15/27[1,5]	3,350,000	3,352,596
Wolverine World Wide, Inc.
4.00% due 08/15/29[1,5]	4,450,000	3,333,095
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[1,5]	2,870,000	2,777,500
Air Canada
4.63% due 08/15/29[5]	CAD 2,900,000	1,915,760
3.88% due 08/15/26[5]	825,000	761,822
Clarios Global, LP / Clarios US Finance Co.
8.50% due 05/15/27[1,5]	2,650,000	2,676,677
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[5]	2,680,000	2,670,649
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50[1]	3,800,000	2,594,947
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[1,5]	2,725,000	2,444,406
Aramark Services, Inc.
6.38% due 05/01/25[1,5]	2,300,000	2,303,875
5.00% due 02/01/28[5]	110,000	102,621
United Airlines, Inc.
4.63% due 04/15/29[1,5]	2,575,000	2,289,564
Scotts Miracle-Gro Co.
4.00% due 04/01/31	2,150,000	1,689,857
4.38% due 02/01/32	700,000	554,260
Michaels Companies, Inc.
5.25% due 05/01/28[5]	2,200,000	1,834,250
Ritchie Bros Holdings, Inc.
7.75% due 03/15/31[5]	1,750,000	1,809,972
Yum! Brands, Inc.
4.63% due 01/31/32[1]	1,987,000	1,777,847
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[1,5]	2,000,000	1,759,960
HP Communities LLC
6.82% due 09/15/53[5]	923,913	923,998
6.16% due 09/15/53[1,5]	1,000,000	824,006
Hanesbrands, Inc.
9.00% due 02/15/31[1,5]	1,500,000	1,505,863
4.88% due 05/15/26[5]	225,000	210,330
Hyatt Hotels Corp.
5.75% due 04/23/30	1,690,000	1,692,312
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[1,5]	1,625,000	1,481,998

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 47.9% (continued)
Consumer, Cyclical - 7.3% (continued)
1011778 BC ULC / New Red Finance, Inc.
3.88% due 01/15/28[5]	850,000	$773,112
4.00% due 10/15/30[5]	725,000	614,185
Hilton Domestic Operating Company, Inc.
3.63% due 02/15/32[5]	1,350,000	1,128,999
Boyne USA, Inc.
4.75% due 05/15/29[5]	1,250,000	1,128,135
Vail Resorts, Inc.
6.25% due 05/15/25[5]	1,000,000	996,492
Tempur Sealy International, Inc.
3.88% due 10/15/31[5]	700,000	562,547
4.00% due 04/15/29[5]	500,000	429,491
Clarios Global, LP
6.75% due 05/15/25[1,5]	990,000	989,621
Deuce FinCo plc
5.50% due 06/15/27	GBP 900,000	979,136
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[5]	969,000	968,755
Allison Transmission, Inc.
3.75% due 01/30/31[5]	1,100,000	918,792
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[5]	975,000	916,530
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[5]	850,000	749,284
United Airlines Class AA Pass Through Trust
3.45% due 12/01/27[1]	421,394	388,991
Superior Plus, LP
4.25% due 05/18/28[5]	CAD 350,000	229,270
Exide Technologies
due 10/31/24†††,11	2,353,687	2
Total Consumer, Cyclical		112,132,332
Consumer, Non-cyclical - 7.3%
US Foods, Inc.
6.25% due 04/15/25[1,5]	3,000,000	3,007,854
4.63% due 06/01/30[1,5]	2,500,000	2,222,056
4.75% due 02/15/29[1,5]	2,250,000	2,053,623
Medline Borrower, LP
5.25% due 10/01/29[1,5]	5,200,000	4,617,735
3.88% due 04/01/29[1,5]	2,000,000	1,745,951
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[1,5]	6,945,000	6,287,274
BCP V Modular Services Finance II plc
6.13% due 10/30/28[5]	GBP 4,250,000	4,387,882
4.75% due 10/30/28[5]	EUR 1,550,000	1,417,539
CPI CG, Inc.
8.63% due 03/15/26[1,5]	5,425,000	5,262,250
Williams Scotsman International, Inc.
4.63% due 08/15/28[1,5]	3,675,000	3,353,437
6.13% due 06/15/25[1,5]	1,683,000	1,668,173
Bausch Health Companies, Inc.
4.88% due 06/01/28[1,5]	8,025,000	4,761,980
Sotheby's
7.38% due 10/15/27[1,5]	4,899,000	4,459,836
Altria Group, Inc.
3.70% due 02/04/51	6,000,000	3,916,657
Reynolds American, Inc.
5.70% due 08/15/35[1]	4,150,000	3,838,424
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[5]	3,632,000	3,632,000
Post Holdings, Inc.
4.50% due 09/15/31[1,5]	3,925,000	3,381,335
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
4.38% due 02/02/52	4,800,000	3,317,548
Upbound Group, Inc.
6.38% due 02/15/29[1,5]	3,625,000	3,293,312
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[5]	3,301,000	3,173,284
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[1,5]	3,000,000	2,819,100
Acadia Healthcare Company, Inc.
5.00% due 04/15/29[1,5]	2,400,000	2,207,956
5.50% due 07/01/28[5]	550,000	521,043
Garden Spinco Corp.
8.63% due 07/20/30[1,5]	2,450,000	2,615,669
DaVita, Inc.
4.63% due 06/01/30[1,5]	1,900,000	1,629,731
3.75% due 02/15/31[5]	1,200,000	955,611
Avantor Funding, Inc.
4.63% due 07/15/28[1,5]	1,700,000	1,578,083
3.88% due 11/01/29[1,5]	925,000	811,235
Par Pharmaceutical, Inc.
due 04/01/27[5,11]	3,345,000	2,381,287
Castor S.p.A.
8.78% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,5	EUR 2,300,000	2,346,974
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[1,5]	2,700,000	2,092,500

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 47.9% (continued)
Consumer, Non-cyclical - 7.3% (continued)
Option Care Health, Inc.
4.38% due 10/31/29[5]	2,275,000	$2,001,488
Nathan's Famous, Inc.
6.63% due 11/01/25[5]	1,948,000	1,937,419
ADT Security Corp.
4.13% due 08/01/29[5]	1,050,000	916,461
4.88% due 07/15/32[5]	1,000,000	862,600
Gartner, Inc.
4.50% due 07/01/28[1,5]	1,700,000	1,585,312
Spectrum Brands, Inc.
5.50% due 07/15/30[5]	1,700,000	1,581,361
APi Group DE, Inc.
4.75% due 10/15/29[5]	1,225,000	1,110,132
4.13% due 07/15/29[5]	400,000	344,010
HealthEquity, Inc.
4.50% due 10/01/29[1,5]	1,550,000	1,374,500
Royalty Pharma plc
3.55% due 09/02/50	2,100,000	1,372,947
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
due 04/01/29[5,11]	1,900,000	1,350,845
Grifols S.A.
4.75% due 10/15/28[5]	1,350,000	1,184,395
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[1,5]	1,038,000	913,440
5.00% due 12/31/26[5]	250,000	233,125
TreeHouse Foods, Inc.
4.00% due 09/01/28	1,150,000	984,320
Central Garden & Pet Co.
4.13% due 10/15/30[1]	625,000	537,927
4.13% due 04/30/31[5]	400,000	339,679
Carriage Services, Inc.
4.25% due 05/15/29[5]	775,000	672,545
AMN Healthcare, Inc.
4.63% due 10/01/27[5]	725,000	665,010
WW International, Inc.
4.50% due 04/15/29[1,5]	950,000	657,875
Catalent Pharma Solutions, Inc.
3.50% due 04/01/30[1,5]	625,000	527,488
Performance Food Group, Inc.
6.88% due 05/01/25[5]	450,000	450,666
Prestige Brands, Inc.
3.75% due 04/01/31[5]	300,000	248,250
Nidda Healthcare Holding
7.50% due 08/21/26	EUR 175,000	190,885
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
5.88% due 02/15/28[5]	100,000	97,054
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
due 07/31/27[5,11]	181,000	8,145
Total Consumer, Non-cyclical		111,905,218
Communications - 5.5%
Altice France S.A.
5.50% due 10/15/29[1,5]	8,175,000	5,904,970
5.13% due 07/15/29[1,5]	3,025,000	2,138,454
8.13% due 02/01/27[5]	1,300,000	1,098,682
McGraw-Hill Education, Inc.
8.00% due 08/01/29[1,5]	6,300,000	5,609,079
5.75% due 08/01/28[1,5]	3,525,000	3,128,438
Cogent Communications Group, Inc.
7.00% due 06/15/27[1,5]	7,500,000	7,280,250
VZ Secured Financing BV
5.00% due 01/15/32[1,5]	6,850,000	5,584,499
British Telecommunications plc
4.88% due 11/23/81[4,5]	5,550,000	4,552,772
4.25% due 11/23/81[4,5]	950,000	835,018
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[1,5]	5,725,000	4,695,495
Paramount Global
4.95% due 05/19/50[1]	6,390,000	4,682,711
UPC Broadband Finco BV
4.88% due 07/15/31[1,5]	4,550,000	3,755,343
CSC Holdings LLC
11.25% due 05/15/28[1,5]	2,750,000	2,712,390
4.63% due 12/01/30[1,5]	1,913,000	1,000,846
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[1,5]	4,700,000	3,663,096
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[1,5]	2,114,000	1,989,803
5.13% due 07/15/29[1,5]	1,900,000	1,601,700
Corning, Inc.
4.38% due 11/15/57[1]	4,100,000	3,316,948
Vodafone Group plc
5.13% due 06/04/81[1,4]	4,100,000	2,858,338
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[1,5]	1,225,000	966,978
4.25% due 02/01/31[5]	850,000	697,241
4.25% due 01/15/34[5]	750,000	574,348
4.50% due 05/01/32[1]	325,000	263,476
AMC Networks, Inc.
4.25% due 02/15/29[1]	3,450,000	2,199,137
Ciena Corp.
4.00% due 01/31/30[1,5]	2,150,000	1,854,375
Rogers Communications, Inc.
4.55% due 03/15/52[1]	2,200,000	1,704,675
TripAdvisor, Inc.
7.00% due 07/15/25[1,5]	1,575,000	1,571,244
Vmed O2 UK Financing I plc
4.25% due 01/31/31[5]	1,225,000	1,001,956
4.75% due 07/15/31[5]	650,000	543,340

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 47.9% (continued)
Communications - 5.5% (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	2,000,000	$1,279,736
Level 3 Financing, Inc.
3.63% due 01/15/29[1,5]	1,500,000	893,271
3.75% due 07/15/29[5]	600,000	357,906
Virgin Media Secured Finance plc
4.50% due 08/15/30[5]	1,200,000	1,013,238
Zayo Group Holdings, Inc.
4.00% due 03/01/27[5]	1,050,000	786,909
Match Group Holdings II LLC
3.63% due 10/01/31[1,5]	875,000	713,309
Sirius XM Radio, Inc.
3.88% due 09/01/31[5]	900,000	700,479
Ziggo BV
4.88% due 01/15/30[5]	725,000	609,192
Ziggo Bond Company BV
5.13% due 02/28/30[5]	500,000	388,062
Cengage Learning, Inc.
9.50% due 06/15/24[5]	290,000	291,102
Total Communications		84,818,806
Industrial - 5.3%
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[1,5]	7,717,000	7,628,661
5.25% due 07/15/28[1,5]	2,025,000	1,868,421
Boeing Co.
5.81% due 05/01/50[1]	9,400,000	9,145,126
Standard Industries, Inc.
4.38% due 07/15/30[1,5]	7,050,000	6,043,363
3.38% due 01/15/31[5]	1,100,000	877,124
Artera Services LLC
9.03% due 12/04/25[5]	6,290,000	5,852,014
Builders FirstSource, Inc.
6.38% due 06/15/32[1,5]	2,500,000	2,437,340
4.25% due 02/01/32[1,5]	1,675,000	1,424,034
IP Lending X Ltd.
7.75% due 07/02/29†††,5	3,800,000	3,789,435
Victoria plc
3.63% due 08/05/26	EUR 4,004,000	3,497,797
Fortune Brands Innovations, Inc.
4.50% due 03/25/52[1]	4,134,000	3,184,372
Enviri Corp.
5.75% due 07/31/27[1,5]	3,624,000	3,142,733
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[1,5]	3,600,000	3,083,149
Mauser Packaging Solutions Holding Co.
7.88% due 08/15/26[5]	1,875,000	1,846,397
9.25% due 04/15/27[5]	1,000,000	906,093
Howmet Aerospace, Inc.
3.00% due 01/15/29[1]	1,175,000	1,013,366
5.95% due 02/01/37	875,000	861,437
6.88% due 05/01/25	800,000	805,576
GrafTech Global Enterprises, Inc.
9.88% due 12/15/28[1,5]	2,600,000	2,535,000
GrafTech Finance, Inc.
4.63% due 12/15/28[1,5]	2,860,000	2,245,100
Clearwater Paper Corp.
4.75% due 08/15/28[1,5]	2,547,000	2,222,996
Waste Pro USA, Inc.
5.50% due 02/15/26[5]	2,220,000	2,092,320
SCIL IV LLC / SCIL USA Holdings LLC
9.50% due 07/15/28	EUR 1,800,000	1,985,079
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[1,5]	2,300,000	1,869,440
Summit Materials LLC / Summit Materials Finance Corp.
5.25% due 01/15/29[1,5]	1,775,000	1,662,722
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]	1,625,000	1,560,000
TK Elevator US Newco, Inc.
5.25% due 07/15/27[5]	1,550,000	1,452,971
Deuce FinCo plc
5.50% due 06/15/27[5]	GBP 1,200,000	1,305,514
8.28% (3 Month EURIBOR + 4.75%, Rate Floor: 4.75%) due 06/15/27◊	EUR 100,000	106,891
Cellnex Finance Company S.A.
3.88% due 07/07/41[5]	1,750,000	1,244,110
Amsted Industries, Inc.
4.63% due 05/15/30[5]	950,000	834,415
Ball Corp.
3.13% due 09/15/31[1]	875,000	708,415
Calderys Financing LLC
11.25% due 06/01/28[5]	655,000	671,351
GATX Corp.
4.00% due 06/30/30	560,000	508,110
TVL Finance plc
9.21% (3 Month EURIBOR + 5.50%, Rate Floor: 5.50%) due 04/28/28◊	EUR 400,000	435,802
PGT Innovations, Inc.
4.38% due 10/01/29[5]	400,000	371,176
TopBuild Corp.
4.13% due 02/15/32[5]	400,000	333,000
Arcosa, Inc.
4.38% due 04/15/29[5]	350,000	314,815
EnerSys
4.38% due 12/15/27[5]	325,000	297,375
Hillenbrand, Inc.
3.75% due 03/01/31[1]	250,000	209,937
EnPro Industries, Inc.
5.75% due 10/15/26	115,000	111,729

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 47.9% (continued)
Industrial - 5.3% (continued)
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[5]	125,000	$105,953
Vertical Midco GmbH
4.38% due 07/15/27	EUR 100,000	98,481
Total Industrial		82,689,140
Energy - 3.9%
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27[1]	4,800,000	4,728,000
6.88% due 01/15/29[1]	2,980,000	2,816,100
ITT Holdings LLC
6.50% due 08/01/29[1,5]	8,050,000	7,265,125
Occidental Petroleum Corp.
6.20% due 03/15/40[1]	2,100,000	2,074,212
7.00% due 11/15/27	2,000,000	2,032,500
4.30% due 08/15/39	2,100,000	1,603,875
4.63% due 06/15/45	750,000	570,668
BP Capital Markets plc
4.88% [1,4,9]	6,750,000	6,112,896
NuStar Logistics, LP
6.38% due 10/01/30[1]	5,625,000	5,414,062
5.63% due 04/28/27	200,000	194,050
6.00% due 06/01/26	125,000	122,510
CVR Energy, Inc.
5.25% due 02/15/25[1,5]	2,275,000	2,206,855
5.75% due 02/15/28[1,5]	2,100,000	1,911,672
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.38% due 02/01/31[1,5]	3,800,000	3,914,608
Parkland Corp.
4.63% due 05/01/30[5]	2,700,000	2,380,239
4.50% due 10/01/29[5]	1,300,000	1,145,454
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	4,025,000	3,456,469
Hess Corp.
5.60% due 02/15/41	1,550,000	1,457,304
6.00% due 01/15/40[1]	1,000,000	981,479
7.13% due 03/15/33	500,000	544,885
EnLink Midstream LLC
6.50% due 09/01/30[1,5]	2,600,000	2,606,646
Buckeye Partners, LP
5.85% due 11/15/43	1,250,000	970,275
4.35% due 10/15/24	750,000	727,500
Southwestern Energy Co.
5.38% due 02/01/29[1]	1,400,000	1,328,291
Energy Transfer, LP
4.25% due 04/01/24	1,000,000	989,397
Venture Global Calcasieu Pass LLC
4.13% due 08/15/31[5]	775,000	657,398
DT Midstream, Inc.
4.13% due 06/15/29[1,5]	425,000	376,516
FLNG Liquefaction 2 LLC
4.13% due 03/31/38[5]	237,710	208,930
Viper Energy Partners, LP
5.38% due 11/01/27[5]	200,000	192,712
Basic Energy Services, Inc.
due 10/15/23[11]	1,030,000	5,150
Schahin II Finance Co. SPV Ltd.
due 09/25/23†††,11	1,400,000	1
Total Energy		58,995,779
Basic Materials - 2.6%
Carpenter Technology Corp.
6.38% due 07/15/28[1]	5,225,000	5,104,853
7.63% due 03/15/30[1]	2,500,000	2,530,525
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[1,5]	6,075,000	5,686,671
Alcoa Nederland Holding BV
5.50% due 12/15/27[1,5]	3,625,000	3,501,520
6.13% due 05/15/28[5]	1,475,000	1,457,833
Kaiser Aluminum Corp.
4.50% due 06/01/31[1,5]	4,860,000	3,926,973
4.63% due 03/01/28[5]	1,000,000	884,326
SK Invictus Intermediate II SARL
5.00% due 10/30/29[1,5]	5,250,000	4,313,242
WR Grace Holdings LLC
4.88% due 06/15/27[1,5]	2,325,000	2,168,390
7.38% due 03/01/31[5]	500,000	492,380
Compass Minerals International, Inc.
6.75% due 12/01/27[1,5]	2,550,000	2,472,735
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[5]	1,625,000	1,504,255
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	1,350,000	1,242,000
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[5]	1,250,000	1,119,215
HB Fuller Co.
4.25% due 10/15/28	1,150,000	1,026,306
Arsenal AIC Parent LLC
8.00% due 10/01/30[5]	950,000	970,178
Valvoline, Inc.
3.63% due 06/15/31[5]	760,000	606,716
Mirabela Nickel Ltd.
due 06/24/19†††,10,11	2,667,995	126,730
Total Basic Materials		39,134,848
Technology - 2.4%
AthenaHealth Group, Inc.
6.50% due 02/15/30[5]	7,900,000	6,860,921
NCR Corp.
5.25% due 10/01/30[1,5]	3,150,000	2,826,990
6.13% due 09/01/29[1,5]	1,550,000	1,596,398
5.13% due 04/15/29[5]	900,000	818,495
Cloud Software Group, Inc.
6.50% due 03/31/29[1,5]	5,630,000	5,035,778
Capstone Borrower, Inc.
8.00% due 06/15/30[1,5]	3,800,000	3,737,300

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 47.9% (continued)
Technology - 2.4% (continued)
Central Parent Incorporated / CDK Global, Inc.
7.25% due 06/15/29[1,5]	3,400,000	$3,353,310
Broadcom, Inc.
3.19% due 11/15/36[5]	4,400,000	3,306,761
Playtika Holding Corp.
4.25% due 03/15/29[1,5]	2,025,000	1,751,625
Twilio, Inc.
3.88% due 03/15/31[1]	2,000,000	1,675,232
Dun & Bradstreet Corp.
5.00% due 12/15/29[5]	1,800,000	1,615,464
TeamSystem S.p.A.
3.50% due 02/15/28	EUR 1,700,000	1,581,725
Oracle Corp.
3.95% due 03/25/51[1]	2,100,000	1,534,849
Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.
8.00% due 06/15/29[5]	350,000	352,275
Booz Allen Hamilton, Inc.
4.00% due 07/01/29[5]	325,000	291,676
Total Technology		36,338,799
Utilities - 0.7%
Terraform Global Operating, LP
6.13% due 03/01/26[1,5]	5,255,000	5,051,369
Alexander Funding Trust II
7.47% due 07/31/28[5]	1,950,000	1,974,838
Clearway Energy Operating LLC
3.75% due 02/15/31[1,5]	1,663,000	1,367,280
3.75% due 01/15/32[5]	525,000	429,813
NRG Energy, Inc.
7.00% due 03/15/33[5]	1,600,000	1,590,685
Total Utilities		10,413,985
Total Corporate Bonds
(Cost $828,172,312)		732,670,164
SENIOR FLOATING RATE INTERESTS††,◊ - 33.0%
Consumer, Cyclical - 7.5%
First Brands Group LLC
10.88% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	7,908,097	7,789,476
Pacific Bells LLC
10.00% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28	7,929,457	7,765,952
FR Refuel LLC
10.20% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 11/08/28†††	7,875,333	7,580,008
BRE/Everbright M6 Borrower LLC
10.42% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/09/26	5,402,137	5,365,024
Alexander Mann
11.37% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27	5,372,000	5,237,700
MB2 Dental Solutions LLC
11.43% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††	5,050,677	4,974,932
Accuride Corp.
6.10% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/07/26†††	5,336,393	4,669,344
Secretariat Advisors LLC
10.25% (3 Month Term SOFR + 5.01%, Rate Floor: 5.01%) due 12/29/28†††	4,340,000	4,209,800
Zephyr Bidco Ltd.
9.97% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 07/23/25	GBP 3,000,000	3,727,359
12.72% (1 Month GBP SONIA + 7.50%, Rate Floor: 7.50%) due 07/23/26	GBP 360,000	420,513
Truck Hero, Inc.
9.20% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 01/31/28	3,910,000	3,780,774
NFM & J LLC
11.22% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 11/30/27†††	3,256,302	3,191,085

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 33.0% (continued)
Consumer, Cyclical - 7.5% (continued)
WIRB - Copernicus Group, Inc.
9.45% (3 Month Term SOFR + 4.11%, Rate Floor: 4.11%) due 01/08/27	3,060,867	$3,029,493
Breitling Financing SARL
7.61% (6 Month EURIBOR + 3.68%, Rate Floor: 3.68%) due 10/25/28	EUR 2,800,000	2,977,055
The Facilities Group
11.27% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 11/30/27†††	3,004,448	2,944,275
PetSmart LLC
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/11/28	2,793,000	2,784,286
Arcis Golf LLC
9.70% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 11/24/28	2,690,937	2,684,210
BGIS (BIFM CA Buyer, Inc.)
8.95% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/01/26	2,649,697	2,646,809
PAI Holdco, Inc.
9.38% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 10/28/27	2,790,785	2,598,919
Thevelia US LLC
due 06/18/29	EUR 2,100,000	2,273,196
TTF Holdings Intermediate LLC
9.45% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/31/28	2,262,299	2,260,421
Albion Financing 3 SARL
due 08/17/26	EUR 2,000,000	2,182,246
Michaels Stores, Inc.
9.75% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/15/28	2,197,227	2,033,182
BCP V Modular Services Holdings IV Ltd.
8.02% (3 Month EURIBOR + 4.43%, Rate Floor: 4.43%) due 12/15/28	EUR 2,000,000	2,030,515
OEConnection LLC
9.43% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 09/25/26	1,992,535	1,981,576
CNT Holdings I Corp.
8.80% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 11/08/27	1,808,375	1,804,505
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
9.95% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/03/25	2,454,959	1,794,575
Packers Holdings LLC
8.66% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/09/28	2,714,801	1,761,227
Camin Cargo Control, Inc.
11.95% (1 Month Term SOFR + 6.50%, Rate Floor: 6.50%) due 06/04/26†††	1,608,373	1,544,038
Ontario Gaming GTA LP
9.62% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 07/20/30	1,500,000	1,502,820
SHO Holding I Corp.
10.88% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 04/26/24	1,920,487	1,301,130
10.86% (3 Month Term SOFR + 5.23%, Rate Floor: 5.23%) due 04/29/24	32,514	22,028
Holding SOCOTEC
9.31% (3 Month SOFR + 4.00%, Rate Floor: 4.75%) due 06/02/28	1,323,000	1,298,194
Fertitta Entertainment LLC
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/29	1,185,744	1,173,069
Congruex Group LLC
11.27% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 05/03/29	1,188,000	1,167,210

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 33.0% (continued)
Consumer, Cyclical - 7.5% (continued)
Galls LLC
12.27% (3 Month Term SOFR + 6.75%, Rate Floor: 6.75%) due 01/31/25†††	1,054,108	$1,027,755
12.16% ((1 Month Term SOFR + 6.75%) and (3 Month Term SOFR + 6.75%), Rate Floor: 6.75%) due 01/31/24†††	84,112	82,009
ImageFIRST Holdings LLC
10.14% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 04/27/28	1,078,611	1,066,477
PT Intermediate Holdings III LLC
11.37% (3 Month Term SOFR + 5.98%, Rate Floor: 5.98%) due 11/01/28†††	984,210	969,446
CD&R Firefly Bidco Ltd.
9.29% (3 Month GBP SONIA + 4.25%, Rate Floor: 4.25%) due 06/23/25	GBP 703,016	881,453
Elvis UK HoldCo Ltd.
8.86% (3 Month EURIBOR + 5.18%, Rate Floor: 5.18%) due 10/19/28	EUR 800,000	871,405
Checkers Drive-In Restaurants, Inc.
14.70% (3 Month Term SOFR + 9.00%, Rate Floor: 9.00%) due 05/31/28†††	643,419	643,419
12.70% (6 Month Term SOFR + 7.00%, Rate Floor: 7.00%) due 06/16/27†††	92,898	92,898
Orion Group
11.88% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 03/19/27	747,826	732,795
Alterra Mountain Co.
8.95% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/17/28	582,767	583,134
Caesars Entertainment, Inc.
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/06/30	548,625	548,559
CCRR Parent, Inc.
9.20% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/06/28	498,724	477,943
Outcomes Group Holdings, Inc.
13.02% (1 Month Term SOFR + 7.50%, Rate Floor: 7.50%) due 10/26/26†††	450,000	436,500
Mavis Tire Express Services TopCo Corp.
9.45% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 05/04/28	318,500	317,226
SHO Holding I Corp.
10.35% ((3 Month Term SOFR + 5.00%) and (3 Month USD LIBOR + 5.00%), Rate Floor: 5.00%) due 04/27/24†††	424,000	294,680
10.77% (3 Month USD LIBOR + 5.23%, Rate Floor: 5.23%) due 04/29/24†††	323	225
Sotheby's
10.07% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/15/27	233,852	227,323
EG Finco Ltd.
9.16% ((1 Month SOFR + 4.00%) and (3 Month SOFR + 4.00%), Rate Floor: 4.00%) due 02/07/28	170,139	161,632
Scientific Games Holdings, LP
8.77% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/04/29	124,063	123,326
EG Finco Ltd.
9.16% (3 Month Term SOFR + 4.11%, Rate Floor: 4.11%) due 02/07/25†††	80,511	80,410
Total Consumer, Cyclical		114,125,561
Consumer, Non-cyclical - 7.3%
HAH Group Holding Co. LLC
10.44% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27	7,708,178	7,577,481

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 33.0% (continued)
Consumer, Non-cyclical - 7.3% (continued)
LaserAway Intermediate Holdings II LLC
11.32% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 10/14/27	7,595,884	$7,453,462
Quirch Foods Holdings LLC
10.24% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 10/27/27	6,865,699	6,748,433
Southern Veterinary Partners LLC
9.45% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/05/27	6,594,516	6,578,029
Women's Care Holdings, Inc.
10.05% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/17/28	6,688,500	5,902,601
Blue Ribbon LLC
11.43% (1 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 05/08/28	6,224,642	4,925,248
Florida Food Products LLC
10.45% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/18/28	5,629,496	4,799,146
Kronos Acquisition Holdings, Inc.
9.25% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/22/26	2,904,101	2,863,763
11.57% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 12/22/26	1,773,000	1,753,054
Gibson Brands, Inc.
10.57% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/11/28	4,851,125	4,034,535
National Mentor Holdings, Inc.
9.16% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 3.75%) due 03/02/28	4,301,817	3,756,045
9.09% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/02/28	150,000	130,970
Mission Veterinary Partners
9.45% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/27/28	3,930,000	3,872,701
Inception Holdco SARL
9.35% (3 Month EURIBOR + 5.75%, Rate Floor: 5.75%) due 09/26/29†††	EUR 3,600,000	3,823,657
Heritage Grocers Group LLC
12.09% (3 Month Term SOFR + 6.75%, Rate Floor: 6.75%) due 08/01/29	3,840,327	3,822,085
Cambrex Corp.
8.93% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/04/26	3,251,461	3,231,823
Balrog Acquisition, Inc.
9.93% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 09/05/28†††	3,050,000	3,027,125
Dhanani Group, Inc.
11.41% (1 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 06/10/27†††	2,945,455	2,916,000
Weber-Stephen Products LLC
8.70% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/29/27	3,038,215	2,734,393
Chefs' Warehouse, Inc.
10.18% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 08/23/29	2,729,375	2,732,787
Fortrea Holdings, Inc.
8.99% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/01/30	2,650,000	2,642,554
IVC Acquisition Ltd.
7.44% (6 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 02/13/26	EUR 1,100,000	1,185,899
7.69% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/13/26	EUR 1,000,000	1,080,597
PetIQ LLC
9.84% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/13/28†††	2,254,000	2,118,760

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 33.0% (continued)
Consumer, Non-cyclical - 7.3% (continued)
Confluent Health LLC
9.45% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 11/30/28	2,174,925	$2,054,390
Nidda Healthcare Holding GmbH
due 08/21/26	EUR 1,900,000	2,039,526
Lyons Magnus
7.87% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) (in-kind rate was 4.25%) due 05/10/27[12]	2,456,509	1,987,733
Packaging Coordinators Midco, Inc.
9.00% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 11/30/27	1,759,500	1,749,752
PlayPower, Inc.
10.92% (3 Month Term SOFR + 5.50%, Rate Floor: 5.50%) due 05/08/26	2,139,089	1,677,046
Moran Foods LLC
12.21% (6 Month Term SOFR + 7.25%, Rate Floor: 7.25%) due 06/30/26†††	1,109,051	1,064,611
16.47% (6 Month Term SOFR + 11.50%, Rate Floor: 9.50%) (in-kind rate was 14.46%) due 12/31/26†††,12	625,093	436,909
PlayCore
9.38% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/31/27	1,450,000	1,446,375
Resonetics LLC
9.63% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/28/28	1,473,750	1,444,275
EyeCare Partners LLC
9.25% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 02/18/27	1,695,874	1,333,686
Hearthside Group Holdings LLC
9.58% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25	1,384,750	1,245,416
Stars UK Bidco Ltd.
8.83% (6 Month EURIBOR + 4.90%, Rate Floor: 4.90%) due 08/09/29	EUR 1,000,000	1,085,328
Endo Luxembourg Finance Company I SARL
14.50% (Commercial Prime Lending Rate + 6.00%, Rate Floor: 7.75%) due 03/27/28	1,283,750	937,138
Zep, Inc.
9.54% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/12/24	923,618	849,728
Balrog Acquisition, Inc.
9.45% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 09/05/28	715,120	703,499
Rainbow Finco SARL
10.05% (6 Month SOFR + 4.75%, Rate Floor: 4.75%) due 02/26/29†††	700,000	654,500
Snacking Investments US LLC (Arnott's)
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/18/26	461,181	459,835
TGP Holdings LLC
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/29/28	376,864	339,283
Triton Water Holdings, Inc.
8.75% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/31/28	223,858	219,786
Total Consumer, Non-cyclical		111,439,964
Industrial - 5.9%
Arcline FM Holdings LLC
10.25% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 06/23/28	7,172,250	7,075,855
Charter Next Generation, Inc.
9.20% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/01/27	4,705,000	4,668,960
DXP Enterprises, Inc.
10.44% (6 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 12/23/27	4,434,536	4,417,906

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 33.0% (continued)
Industrial - 5.9% (continued)
NA Rail Hold Co. LLC
9.50% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/19/26	4,250,419	$4,239,793
Pelican Products, Inc.
9.64% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/29/28	4,520,750	4,238,203
American Bath Group LLC
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 11/23/27	4,066,350	3,900,890
Merlin Buyer, Inc.
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/14/28	3,950,000	3,864,404
Integrated Power Services Holdings, Inc.
9.95% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/22/28†††	3,943,392	3,829,495
Michael Baker International LLC
due 12/01/28	3,850,000	3,811,500
Dispatch Terra Acquisition LLC
9.64% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 03/27/28	4,152,656	3,810,062
Mileage Plus Holdings LLC
10.76% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	3,000,000	3,125,100
PECF USS Intermediate Holding III Corp.
9.88% ((1 Month Term SOFR + 4.25%) and (3 Month Term SOFR + 4.25%), Rate Floor: 4.25%) due 12/15/28	3,940,000	3,119,731
Aegion Corp.
10.20% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 05/17/28	3,027,711	2,998,705
StandardAero
8.92% (1 Month Term SOFR + 3.60%, Rate Floor: 3.60%) due 04/06/26	2,774,674	2,768,902
Minerva Bidco Ltd.
9.55% (3 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 07/30/25	GBP 2,000,000	2,501,932
ASP Dream Acquisiton Co. LLC
9.43% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/15/28	2,468,750	2,419,375
STS Operating, Inc. (SunSource)
9.68% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/11/24	2,368,865	2,367,397
AI Convoy Luxembourg SARL
7.08% (6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 01/18/27	EUR 2,200,000	2,333,194
Mauser Packaging Solutions Holding Co.
9.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/14/26	2,309,500	2,310,147
CapStone Acquisition Holdings, Inc.
10.18% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 11/12/27†††	2,314,665	2,260,487
Atlantic Aviation
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 09/22/28	2,189,000	2,188,540
Fugue Finance BV
8.53% (3 Month EURIBOR + 4.75%, Rate Floor: 4.75%) due 01/31/28	EUR 2,000,000	2,175,236
WP CPP Holdings LLC
9.27% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/30/25	2,270,846	2,133,187
ILPEA Parent, Inc.
9.95% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 06/22/28†††	2,092,728	2,077,032
Anchor Packaging LLC
8.93% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/18/26	1,590,295	1,569,096
Inspired Finco Holdings Ltd.
due 12/31/28	EUR 1,250,000	1,355,521

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 33.0% (continued)
Industrial - 5.9% (continued)
Protective Industrial Products, Inc.
9.45% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/29/27	1,344,058	$1,298,696
Transcendia Holdings, Inc.
9.23% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/30/24	1,703,554	1,260,630
Solis IV B.V.
due 02/26/29	EUR 1,000,000	1,039,067
API Holdings III Corp.
9.75% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/09/26	1,536,000	1,011,195
TK Elevator Midco GmbH
6.64% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 01/29/27†††	EUR 637,503	651,535
TK Elevator Midco GmbH
9.38% (6 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/30/27	629,142	627,921
Valcour Packaging LLC
9.40% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 10/04/28	648,359	508,962
CPM Holdings, Inc.
8.93% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 11/17/25	407,371	407,371
Bleriot US Bidco LLC
9.59% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/31/28	400,000	399,564
Osmose Utility Services, Inc.
8.70% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/23/28	297,727	295,075
Titan Acquisition Ltd. (Husky)
8.73% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	287,363	285,254
Park River Holdings, Inc.
8.52% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 12/28/27	236,961	227,914
Sundyne (Star US Bidco)
9.68% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 03/17/27	120,896	120,745
White Cap Supply Holdings LLC
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 10/19/27	98,995	98,830
Air Canada
9.13% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/11/28	82,572	82,557
Total Industrial		89,875,966
Technology - 5.5%
Visma AS
6.62% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 12/03/25†††	EUR 7,250,000	7,769,262
Avalara, Inc.
12.49% (3 Month Term SOFR + 7.25%, Rate Floor: 7.25%) due 10/19/28†††	7,000,000	6,913,394
Project Ruby Ultimate Parent Corp.
11.20% (1 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 03/10/28†††	4,962,500	5,012,125
Finastra
due 08/01/29†††	4,900,000	4,855,371
due 08/01/29†††	330,000	4,538
Concorde Lux
7.89% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/01/28	EUR 4,252,725	4,563,084
Datix Bidco Ltd.
11.93% (6 Month GBP SONIA + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	GBP 1,775,000	2,202,476
9.53% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	2,001,644	1,963,212
12.78% (6 Month Term SOFR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	300,111	293,959
Polaris Newco LLC
8.68% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/04/26†††	4,646,400	4,325,783

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 33.0% (continued)
Technology - 5.5% (continued)
24-7 Intouch, Inc.
10.18% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 08/25/25	4,107,208	$4,066,136
Apttus Corp.
9.45% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 05/08/28	3,821,938	3,727,345
Park Place Technologies, LLC
10.43% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 11/10/27	3,789,864	3,696,065
Sitecore Holding III A/S
10.94% (3 Month EURIBOR + 7.00%, Rate Floor: 7.00%) due 03/12/26†††	EUR 1,389,307	1,496,239
11.65% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 03/12/26†††	1,145,045	1,136,372
11.64% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 03/09/26†††	218,621	216,966
Indicor LLC
9.74% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/22/29	2,593,500	2,595,315
IRIS Software Group
due 09/08/25	GBP 2,000,000	2,507,480
CDK Global, Inc.
9.49% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 07/06/29	2,487,500	2,488,097
Atlas CC Acquisition Corp.
9.93% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/25/28	2,501,970	2,290,554
Project Ruby Ultimate Parent Corp.
8.70% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/10/28	2,248,250	2,204,094
Misys Ltd.
9.23% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	2,113,131	2,110,278
RLDatix
12.78% (6 Month Term SOFR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	1,387,999	1,359,545
9.53% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	652,084	639,564
Team.Blue Finco SARL
6.80% (3 Month EURIBOR + 3.20%, Rate Floor: 3.20%) due 03/30/28	EUR 1,750,000	1,856,348
Wrench Group LLC
9.50% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/30/26	1,754,517	1,746,850
Brave Parent Holdings, Inc.
9.52% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/18/25	1,739,306	1,729,166
Upland Software, Inc.
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 08/06/26	1,795,370	1,672,908
Precise Midco BV
7.28% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 05/13/26	EUR 1,400,000	1,514,279
Navicure, Inc.
9.45% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/22/26	1,491,563	1,490,325
Aston FinCo SARL
9.70% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 10/09/26	1,640,500	1,410,830
CoreLogic, Inc.
8.95% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/02/28	1,261,283	1,173,447
Greenway Health LLC
8.96% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24	947,103	800,302
Sitecore USA, Inc.
11.65% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 03/12/26†††	560,627	556,381

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 33.0% (continued)
Technology - 5.5% (continued)
Epicor Software
8.70% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/30/27	486,250	$485,278
Aston FinCo SARL
9.96% (1 Month GBP SONIA + 4.77%, Rate Floor: 4.77%) due 10/09/26†††	GBP 392,030	412,198
Polaris Newco LLC
9.54% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28	337,494	327,160
Total Technology		83,612,726
Financial - 3.2%
Eisner Advisory Group
10.70% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/28/28	7,470,882	7,452,204
Higginbotham Insurance Agency, Inc.
10.93% (1 Month Term SOFR + 5.35%, Rate Floor: 5.35%) due 11/25/26†††	5,428,126	5,374,436
Asurion LLC
9.68% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/20/28	3,946,500	3,806,518
Duff & Phelps
8.99% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/09/27	1,940,000	1,869,947
due 04/09/27	EUR 1,750,000	1,853,177
Franchise Group, Inc.
10.31% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/10/26	3,995,519	3,575,990
HighTower Holding LLC
9.35% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/21/28	3,456,699	3,407,717
Teneo Holdings LLC
10.68% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/11/25	3,373,447	3,361,842
Claros Mortgage Trust, Inc.
9.91% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/10/26†††	3,466,935	3,293,588
Alter Domus
8.81% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/17/28	2,737,000	2,728,461
Apex Group Treasury LLC
10.31% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 07/27/28†††	2,039,750	2,037,200
Jones Deslauriers Insurance Management, Inc.
due 07/28/30	1,850,000	1,851,165
Cobham Ultra SeniorCo SARL
9.36% (6 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/06/29	1,736,908	1,723,881
Aretec Group, Inc.
9.68% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 10/01/25	1,623,500	1,626,374
Nexus Buyer LLC
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 11/09/26	1,640,500	1,616,713
Sandy Bidco BV
7.59% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 08/17/29	EUR 1,100,000	1,178,916
Saphilux SARL
due 07/19/28†††	1,150,000	1,150,000
Avison Young (Canada), Inc.
12.00% (3 Month Term SOFR + 6.50%, Rate Floor: 6.50%) due 01/31/26	2,305,623	921,096
Osaic Holdings, Inc.
due 08/10/28	200,000	199,650
Total Financial		49,028,875
Communications - 1.6%
FirstDigital Communications LLC
9.70% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/17/26†††	8,000,000	7,764,628
Syndigo LLC
9.93% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 12/15/27	4,496,500	4,192,986

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 33.0% (continued)
Communications - 1.6% (continued)
Flight Bidco, Inc.
12.95% (1 Month Term SOFR + 7.61%, Rate Floor: 7.61%) due 07/23/26	3,715,000	$3,454,950
8.95% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/23/25	430,779	414,444
Xplornet Communications, Inc.
9.45% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/02/28	4,568,625	3,658,966
Conterra Ultra Broadband Holdings, Inc.
10.19% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 04/30/26	2,411,391	2,255,856
McGraw Hill LLC
10.20% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/28/28	982,500	962,034
Recorded Books, Inc.
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/29/25	486,483	486,381
Cengage Learning Acquisitions, Inc.
10.32% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/14/26	442,125	440,516
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
9.54% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 10/18/28	444,375	434,377
Total Communications		24,065,138
Basic Materials - 1.0%
Barentz Midco BV
9.59% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 11/30/27	3,218,422	3,154,053
Vector WP Holdco, Inc.
10.43% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/12/28	3,068,275	3,029,922
LTI Holdings, Inc.
10.20% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/24/26	2,965,641	2,874,833
Eden S.A.S.
8.72% (3 Month EURIBOR + 5.13%, Rate Floor: 5.13%) due 06/22/29	EUR 2,100,000	2,267,499
DCG Acquisition Corp.
9.93% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 09/30/26	1,928,701	1,899,771
Arsenal AIC Parent LLC
9.88% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/26/30	900,000	900,450
NIC Acquisition Corp.
9.25% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/29/27	1,043,229	841,103
Pregis TopCo LLC
9.20% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/31/26	658,275	655,530
Schur Flexibles GmbH
8.78% ((3 Month EURIBOR + 5.50%) and (6 Month EURIBOR + 5.50%), Rate Floor: 5.50%) due 09/28/27	EUR 312,500	244,167
Total Basic Materials		15,867,328
Energy - 0.8%
BANGL LLC
9.82% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	7,600,000	7,495,500
Par Petroleum LLC
9.77% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/28/30	3,890,250	3,862,707
Venture Global Calcasieu Pass LLC
8.06% (1 Month Term SOFR + 2.73%, Rate Floor: 2.73%) due 08/19/26	919,721	911,287

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 33.0% (continued)
Energy - 0.8% (continued)
Permian Production Partners LLC
11.45% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.00%) due 11/24/25†††,12	373,563	$371,695
Total Energy		12,641,189
Utilities - 0.2%
Franklin Energy (KAMC Holdings, Inc.)
9.73% (3 Month Term SOFR + 4.43%, Rate Floor: 4.43%) due 08/14/26	1,588,125	1,382,241
Oregon Clean Energy LLC
9.09% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 03/01/26	796,395	785,070
Granite Generation LLC
9.20% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 11/09/26	360,786	352,957
EIF Channelview Cogeneration LLC
9.64% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/03/25	197,842	196,605
Hamilton Projects Acquiror LLC
9.95% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 06/17/27	69,534	68,839
Total Utilities		2,785,712
Total Senior Floating Rate Interests
(Cost $520,928,577)		503,442,459
ASSET-BACKED SECURITIES†† - 19.1%
Collateralized Loan Obligations - 7.6%
Madison Park Funding LIII Ltd.
2022-53A E, 11.33% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 04/21/35◊,5	18,500,000	17,892,813
Palmer Square Loan Funding Ltd.
2022-1A D, 10.31% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 04/15/30◊,5	8,750,000	8,109,001
2021-3A D, 10.59% (3 Month Term SOFR + 5.26%, Rate Floor: 5.26%) due 07/20/29◊,5	7,000,000	6,661,419
2021-2A D, 10.64% (3 Month Term SOFR + 5.26%, Rate Floor: 5.26%) due 05/20/29◊,5	2,000,000	1,867,428
CIFC Funding Ltd.
2021-4RA DR, 12.57% (3 Month Term SOFR + 7.26%, Rate Floor: 7.00%) due 01/17/35◊,5	11,000,000	10,602,137
2022-3A E, 12.60% (3 Month Term SOFR + 7.27%, Rate Floor: 7.27%) due 04/21/35◊,5	2,000,000	1,973,691
Boyce Park CLO Ltd.
2022-1A E, 11.58% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/21/35◊,5	10,000,000	9,487,331
Fortress Credit Opportunities IX CLO Ltd.
2021-9A DR, 9.52% (3 Month Term SOFR + 4.21%, Rate Floor: 3.95%) due 10/15/33◊,5	8,000,000	7,083,774
Cerberus Loan Funding XLII LLC
2023-3A C, due 09/13/35◊,5	5,750,000	5,750,000
Carlyle Global Market Strategies
2022-1A E, 12.66% (3 Month Term SOFR + 7.35%, Rate Floor: 7.35%) due 04/15/35◊,5	5,500,000	5,336,149
LoanCore Issuer Ltd.
2019-CRE2 AS, 6.93% (1 Month Term SOFR + 1.61%, Rate Floor: 1.50%) due 05/15/36◊,5	2,587,527	2,582,064
2021-CRE4 B, 6.55% (30 Day Average SOFR + 1.36%, Rate Floor: 1.36%) due 07/15/35◊,5	2,350,000	2,278,118
Fontainbleau Vegas
10.96% (1 Month Term SOFR + 5.65%, Rate Floor: 5.65%) due 01/31/26◊,†††	4,768,521	4,768,521
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A E, 11.56% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/14/35◊,5	4,250,000	4,107,624

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.1% (continued)
Collateralized Loan Obligations - 7.6% (continued)
ACRES Commercial Realty Ltd.
2021-FL2 C, 8.08% (1 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 01/15/37◊,5	1,750,000	$1,618,749
2021-FL2 D, 8.53% (1 Month Term SOFR + 3.21%, Rate Floor: 3.21%) due 01/15/37◊,5	1,750,000	1,589,752
Voya CLO Ltd.
2022-1A SUB, due 04/20/35[5,13]	3,650,000	2,980,849
2013-1A INC, due 10/15/30[5,13]	3,000,000	155,100
ABPCI Direct Lending Fund CLO II LLC
2021-1A DR, 10.09% (3 Month Term SOFR + 4.76%, Rate Floor: 4.50%) due 04/20/32◊,5	3,000,000	2,832,961
Cerberus Loan Funding XL LLC
2023-1A D, 11.71% (3 Month Term SOFR + 6.40%, Rate Floor: 6.40%) due 03/22/35◊,5	2,500,000	2,502,081
Diamond CLO Ltd.
2018-1A D, 9.31% (3 Month Term SOFR + 3.96%, Rate Floor: 3.70%) due 07/22/30◊,5	2,508,775	2,489,645
LCCM Trust
2021-FL2 C, 7.58% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 12/13/38◊,5	2,600,000	2,367,958
FS Rialto Issuer LLC
2022-FL6 C, 9.54% (1 Month Term SOFR + 4.23%, Rate Floor: 4.23%) due 08/17/37◊,5	2,250,000	2,238,412
Golub Capital Partners CLO 49M Ltd.
2021-49A D, 9.44% (3 Month USD LIBOR + 3.85%, Rate Floor: 3.85%) due 08/26/33◊,5	2,250,000	2,014,758
Carlyle US CLO Ltd.
2022-4A DR, 11.91% (3 Month Term SOFR + 6.60%, Rate Floor: 6.60%) due 04/15/35◊,5	2,000,000	1,841,673
FS Rialto
2021-FL2 C, 7.48% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 05/16/38◊,5	1,400,000	1,313,745
Dryden 50 Senior Loan Fund
2017-50A SUB, due 07/15/30[5,13]	3,555,000	1,213,357
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[5,13]	2,600,000	676,520
Dryden Senior Loan Fund
due 01/15/31[13]	2,998,799	446,188
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[5,13]	1,153,846	433,197
KVK CLO Ltd.
2013-1A SUB, due 01/14/28[5,13]	2,300,000	406,325
Dryden 41 Senior Loan Fund
2015-41A SUB, due 04/15/31[5,13]	1,850,000	296,057
A10 Permanent Asset Financing LLC
2017-II C1, 6.24% (WAC) due 06/15/51◊,5	250,000	156,712
Dryden 37 Senior Loan Fund
2015-37A SUB, due 01/15/31[5,13]	1,050,000	156,229
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[5,13]	2,923,125	138,963
Marathon CLO V Ltd.
2013-5A SUB, due 11/21/27[5,13]	3,566,667	112,047
Atlas Senior Loan Fund IX Ltd.
2018-9A SUB, due 04/20/28[5,13]	2,600,000	64,350
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[5,13]	1,500,000	62,123
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[5,13]	814,751	9,190
West CLO Ltd.
2013-1A SUB, due 11/07/25[5,13]	1,350,000	135
Total Collateralized Loan Obligations		116,617,146
Transport-Aircraft - 4.3%
Sprite Ltd.
2021-1, 3.75% due 11/15/46[5]	12,588,258	11,326,946
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[5,6]	10,079,849	8,960,582

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.1% (continued)
Transport-Aircraft - 4.3% (continued)
Project Silver
2019-1, 3.97% due 07/15/44[5]	8,586,468	$ 7,279,093
AASET Trust
2021-2A, 2.80% due 01/15/47[5]	3,923,155	3,390,196
2019-2, 4.46% due 10/16/39[5]	3,524,131	1,343,927
2019-1, 3.84% due 05/15/39[5]	939,721	657,805
2020-1A, 4.34% due 01/16/40[5]	1,111,510	572,448
2020-1A, 3.35% due 01/16/40[5]	548,881	460,517
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[5]	6,996,222	5,799,938
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42[5]	4,479,568	3,722,610
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[5]	4,338,328	3,653,740
Castlelake Aircraft Structured Trust
2021-1A, 6.66% due 01/15/46[5]	3,456,734	2,843,239
Start Ltd.
2018-1, 4.09% due 05/15/43[5]	1,860,671	1,624,645
2018-1, 5.32% due 05/15/43[5]	1,571,218	1,204,810
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[5]	2,827,278	2,539,998
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[5]	1,463,525	1,330,549
2019-1A, 3.97% due 04/15/39[5]	1,331,544	1,184,088
Start II Ltd.
2019-1, 4.09% due 03/15/44[5]	2,047,780	1,814,804
WAVE LLC
2019-1, 3.60% due 09/15/44[5]	2,024,525	1,667,824
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[5]	785,440	710,305
2017-1, 6.30% due 02/15/42[5]	730,983	632,629
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[5]	1,831,972	1,309,934
MAPS Ltd.
2019-1A, 4.46% due 03/15/44[5]	686,842	608,769
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[5]	367,964	306,705
Castlelake Aircraft Securitization Trust
2014-1, due 12/31/30†††	3,054,105	131,090
Total Transport-Aircraft		65,077,191
Financial - 2.2%
Lightning A
5.50% due 03/01/37†††	10,825,856	10,032,140
Thunderbird A
5.50% due 03/01/37†††	10,670,667	9,888,329
Ceamer Finance LLC
6.92% due 11/15/37†††	3,974,580	3,852,930
3.69% due 03/22/31†††	3,668,155	3,409,433
KKR Core Holding Company LLC
4.00% due 08/12/31†††	2,829,763	2,485,587
Lightning B
7.50% due 03/01/37†††	1,378,765	1,259,308
Thunderbird B
7.50% due 03/01/37†††	1,359,000	1,241,256
Nassau LLC
2019-1, 3.98% due 08/15/34[5]	1,126,078	1,064,916
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	832,452	795,066
Aesf Vi Verdi, LP
6.00% (3 Month EURIBOR + 2.40%, Rate Floor: 2.40%) due 11/25/24◊,†††	EUR 185,441	201,211
Total Financial		34,230,176
Infrastructure - 1.7%
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53[5]	11,000,000	10,448,747
2021-1, 4.46% due 11/20/51[5]	5,250,000	4,383,251
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[5]	8,000,000	6,690,931
Vault DI Issuer LLC
2021-1A, 2.80% due 07/15/46[5]	1,850,000	1,612,903
Aligned Data Centers Issuer LLC
2021-1A, 2.48% due 08/15/46[5]	1,500,000	1,290,674

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.1% (continued)
Infrastructure - 1.7% (continued)
Blue Stream Issuer LLC
2023-1A, 6.90% due 05/20/53[5]	1,000,000	$942,161
Total Infrastructure		25,368,667
Whole Business - 1.3%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[5]	8,217,000	7,635,286
Five Guys Funding LLC
2017-1A, 4.60% due 07/25/47[5]	4,531,000	4,441,255
TSGE
2017-1, 6.25% due 09/25/31†††	4,538,999	3,724,456
SERVPRO Master Issuer LLC
2019-1A, 3.88% due 10/25/49[5]	1,973,125	1,810,145
Sonic Capital LLC
2020-1A, 3.85% due 01/20/50[5]	1,212,500	1,106,926
2020-1A, 4.34% due 01/20/50[5]	776,000	683,375
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[5]	98,500	86,486
Total Whole Business		19,487,929
Net Lease - 1.2%
Capital Automotive LLC
2017-1A, 4.18% due 04/15/47[5]	10,575,118	10,353,536
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[5]	5,260,000	4,370,252
SVC ABS LLC
2023-1A, 5.55% due 02/20/53[5]	3,695,375	3,400,374
Total Net Lease		18,124,162
Single Family Residence - 0.7%
FirstKey Homes Trust
2022-SFR3, 4.50% due 07/17/38[5]	3,200,000	3,026,424
2020-SFR2, 4.00% due 10/19/37[5]	3,050,000	2,815,901
2020-SFR2, 4.50% due 10/19/37[5]	3,000,000	2,785,299
2020-SFR2, 3.37% due 10/19/37[5]	1,900,000	1,739,206
Total Single Family Residence		10,366,830
Insurance - 0.1%
CHEST
7.13% due 03/15/43†††	1,500,000	1,485,563
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46[10]	291,773	255,815
Total Insurance		1,741,378
Collateralized Debt Obligations - 0.0%
Anchorage Credit Funding 4 Ltd.
2021-4A CR, 3.52% due 04/27/39[5]	1,000,000	825,931
Transport-Rail - 0.0%
Trinity Rail Leasing, LP
2009-1A, 6.66% due 11/16/39[5]	106,438	105,783
Total Asset-Backed Securities
(Cost $310,877,912)		291,945,193
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.8%
Government Agency - 2.7%
Uniform MBS 30 Year
due 09/14/23[19]	15,950,000	15,464,338
Fannie Mae
4.00% due 06/01/52[1]	7,182,719	6,681,267
4.00% due 07/01/52[1]	6,672,487	6,235,663
4.00% due 05/01/52[1]	1,744,610	1,616,172
Freddie Mac
4.00% due 05/01/52[1]	5,556,001	5,144,363
4.00% due 06/01/52[1]	4,764,494	4,428,383
4.00% due 08/01/52[1]	1,774,582	1,662,346
Total Government Agency		41,232,532
Residential Mortgage-Backed Securities - 2.2%
LSTAR Securities Investment Ltd.
2023-1, 8.81% (SOFR + 3.50%, Rate Floor: 0.00%) due 01/01/28◊,5	7,140,501	7,117,764
Carrington Mortgage Loan Trust Series
2006-NC5, 5.58% (1 Month Term SOFR + 0.26%, Rate Cap/Floor: 14.50%/0.15%) due 01/25/37◊	4,043,814	3,570,377
Finance of America HECM Buyout
2022-HB2, 6.00% (WAC) due 08/01/32◊,5	3,800,000	3,473,968
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,10	3,400,000	2,715,325
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 5.60% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	1,644,322	1,136,727

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.8% (continued)
Residential Mortgage-Backed Securities - 2.2% (continued)
2007-HE4, 3.24% (1 Month Term SOFR + 0.36%, Rate Floor: 0.36%) due 07/25/47◊	923,335	$535,331
2007-HE2, 5.62% (1 Month Term SOFR + 0.30%, Rate Floor: 0.30%) due 04/25/37◊	1,357,941	506,279
New Residential Mortgage Loan Trust
2022-NQM5, 6.50% due 11/25/52[5,6]	2,192,229	2,166,884
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[5,6]	2,032,341	1,976,960
Lehman XS Trust Series
2006-18N, 5.79% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 12/25/36◊	2,019,083	1,938,064
BRAVO Residential Funding Trust
2022-NQM3, 5.50% (WAC) due 07/25/62◊,5	1,670,971	1,623,753
PRPM LLC
2023-1, 6.88% (WAC) due 02/25/28◊,5	1,615,513	1,614,962
PRKCM Trust
2022-AFC2, 6.14% (WAC) due 08/25/57◊,5	1,257,889	1,227,540
OBX Trust
2022-NQM8, 6.10% due 09/25/62[5,6]	1,119,596	1,097,149
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[5,6]	1,062,502	1,056,104
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 5.56% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 12/25/36◊	1,450,107	846,162
CSMC Trust
2020-RPL5, 3.02% (WAC) due 08/25/60◊,5	789,481	780,456
Total Residential Mortgage-Backed Securities		33,383,805
Military Housing - 0.6%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 5.94% (WAC) due 11/25/52◊,10	3,411,891	2,822,509
2015-R1, 0.70% (WAC) due 11/25/55◊,5,14	39,955,867	2,552,373
2015-R1, 0.70% (WAC) due 11/25/52◊,5,14	31,984,444	1,841,392
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52†††,5	1,518,641	1,386,138
2007-AET2, 6.06% due 10/10/52†††,5	456,496	434,831
Total Military Housing		9,037,243
Commercial Mortgage-Backed Securities - 0.3%
BX Trust
2023-DELC, 8.65% (1 Month Term SOFR + 3.34%, Rate Floor: 3.34%) due 05/15/38◊,5	2,750,000	2,743,105
GS Mortgage Securities Corporation Trust
2020-DUNE, 7.94% (1 Month Term SOFR + 2.61%, Rate Floor: 2.50%) due 12/15/36◊,5	2,000,000	1,891,377
Total Commercial Mortgage-Backed Securities		4,634,482
Total Collateralized Mortgage Obligations
(Cost $92,717,217)		88,288,062
U.S. GOVERNMENT SECURITIES†† - 1.1%
U.S. Treasury Bonds
due 08/15/51[1,15,16]	32,650,000	10,317,938
due 05/15/44[1,15,16]	5,030,000	2,024,200
due 11/15/44[1,15,16]	5,030,000	1,983,406
due 02/15/46[15,16,17]	5,060,000	1,889,637
Total U.S. Government Securities
(Cost $20,660,722)		16,215,181
CONVERTIBLE BONDS†† - 0.2%
Consumer, Non-cyclical - 0.1%
Block, Inc. due 05/01/26[15]	2,840,000	2,384,180

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Face Amount~	Value
CONVERTIBLE BONDS†† - 0.2% (continued)
Communications - 0.1%
Cable One, Inc.
due 03/15/26[15]	1,250,000	$1,027,500
Total Convertible Bonds
(Cost $3,582,884)		3,411,680
FOREIGN GOVERNMENT DEBT†† - 0.2%
Panama Government International Bond
4.50% due 01/19/63	4,150,000	2,959,718
Total Foreign Government Debt
(Cost $4,124,432)		2,959,718
MUNICIPAL BONDS†† - 0.0%
Oklahoma - 0.0%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28	400,000	347,438
Total Municipal Bonds
(Cost $400,000)		347,438
SENIOR FIXED RATE INTERESTS†† - 0.0%
Industrial - 0.0%
Schur Flexibles GmbH
13.41% due 09/30/26	EUR 163,951	169,022
8.78% due 09/30/26	EUR 111,277	114,718
13.27% due 09/30/26	EUR 28,981	29,878
Total Industrial		313,618
Total Senior Fixed Rate Interests
(Cost $309,479)		313,618
	Notional Value~	Value
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Goldman Sachs International
10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	44,500,000	$76,317
Morgan Stanley Capital Services LLC
10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	41,200,000	70,657
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	40,800,000	69,971
Bank of America, N.A.
10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	20,600,000	35,329
Morgan Stanley Capital Services LLC
10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.10	41,200,000	17,469
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	41,200,000	17,469
Goldman Sachs International
10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	44,500,000	18,868
Bank of America, N.A.
10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	20,200,000	8,565
Total OTC Options Purchased
(Cost $1,257,721)		314,645
OTC CREDIT DEFAULT SWAPTIONS PURCHASED††,18 - 0.0%
Put Swaptions on:
Barclays Bank plc 5-Year Credit Default Swap Expiring September 2023 with exercise rate of 0.90%	38,900,000	2,999
Total OTC Credit Default Swaptions Purchased
(Cost $58,739)		2,999
Total Investments - 129.0%
(Cost $2,122,583,548)		$ 1,971,429,730

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

	Contracts	Value
LISTED OPTIONS WRITTEN† - (0.1)%
Call Options on:
SPDR S&P 500 ETF Trust Expiring September 2023 with strike price of $436.00 (Notional Value $1,035,805)	23	$ (37,018)
S&P 500 Index Expiring September 2023 with strike price of $4,510.00 (Notional Value $34,258,216)	76	(318,440)
Russell 2000 Index Expiring September 2023 with strike price of $1,905.00 (Notional Value $34,004,200)	179	(369,635)
NASDAQ-100 Index Expiring September 2023 with strike price of $15,425.00 (Notional Value $34,102,354)	22	(584,210)
Total Listed Options Written
(Premiums received $1,401,417)		(1,309,303)
Other Assets & Liabilities, net - (28.9)%		(441,416,907)
Total Net Assets - 100.0%		$ 1,528,703,520

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Securities, Inc.	ICE	ITRAXX.EUR.38.V1	1.00%	Quarterly	12/20/27	EUR 63,300,000	$(975,109)	$(348,890)	$(626,219)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	$143,900,000	$(7,284,680)	$734	$(7,285,414)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation
JPMorgan Chase Bank, N.A.	EUR	Sell	48,012,000	52,644,438 USD	09/18/23	$509,600
JPMorgan Chase Bank, N.A.	GBP	Sell	15,212,000	19,309,489 USD	09/18/23	37,717
Barclays Bank plc	EUR	Sell	3,936,000	4,300,207 USD	09/18/23	26,219
JPMorgan Chase Bank, N.A.	CAD	Sell	3,001,000	2,233,335 USD	09/18/23	11,611
Morgan Stanley Capital Services LLC	EUR	Sell	915,000	997,212 USD	09/18/23	3,640
UBS AG	CAD	Buy	62,000	45,770 USD	09/18/23	130
						$588,917

OTC Credit Default Swaptions Purchased
Counterparty/Description	Buy/Sell Protection	Index	Payment Frequency	Protection Premium Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
Barclays Bank plc 5-Year Credit Default Swap	Buy	CDX.NA.IG.40.V1	Quarterly	1.00%	09/20/23	0.90%	$38,900,000	$2,999

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at August 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	All or a portion of these securities have been physically segregated in connection with borrowings, options, reverse repurchase agreements and unfunded loan commitments. As of August 31, 2023, the total value of segregated securities was $595,053,898.
2	Special Purpose Acquisition Company (SPAC).
3	Affiliated issuer.
4	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $832,322,239 (cost $910,963,339), or 54.4% of total net assets.
6	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at August 31, 2023. See table below for additional step information for each security.
7	Rate indicated is the 7-day yield as of August 31, 2023.
8	Variable rate security. Rate indicated is the rate effective at August 31, 2023. The rate is linked to the volatility-adjusted performance of the series 1 securities due 2069 of the underlying company, Alphas Managed Accounts Platform LXXIX Limited.
9	Perpetual maturity.
10	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $8,931,056 (cost $12,576,438), or 0.6% of total net assets — See Note 6.
11	Security is in default of interest and/or principal obligations.
12	Payment-in-kind security.
13	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
14	Security is an interest-only strip.
15	Zero coupon rate security.
16	Security is a principal-only strip.
17 18	All or a portion of this security is pledged as interest rate swap collateral at August 31, 2023. Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.

   19 Security is unsettled at period end and doesn’t have a stated effective rate.

BofA — Bank of America
CAD — Canadian Dollar
CDX.NA.IG.40.V1 - Credit Default Swap North American Investment Grade Series 40 Index Version 1
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.38.V1 — iTraxx Europe Series 38 Index Version V1
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
PPV — Public-Private Venture
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

The following table summarizes the inputs used to value the Fund's investments at August 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 110,241,144	$ 3,066,259	$ 1,074,250	$ 114,381,653
Preferred Stocks	—	98,482,889	11,383,724	109,866,613
Warrants	13,489	—	11	13,500
Exchange-Traded Funds	52,274,937	—	—	52,274,937
Closed-End Funds	43,534,019	—	—	43,534,019
Money Market Funds	11,447,851	—	—	11,447,851
Corporate Bonds	—	716,292,202	16,377,962	732,670,164
Senior Floating Rate Interests	—	388,692,592	114,749,867	503,442,459
Asset-Backed Securities	—	248,670,303	43,274,890	291,945,193
Collateralized Mortgage Obligations	—	86,467,093	1,820,969	88,288,062
U.S. Government Securities	—	16,215,181	—	16,215,181
Convertible Bonds	—	3,411,680	—	3,411,680
Foreign Government Debt	—	2,959,718	—	2,959,718
Municipal Bonds	—	347,438	—	347,438
Senior Fixed Rate Interests	—	313,618	—	313,618
Options Purchased	—	314,645	—	314,645
Credit Default Swaptions Purchased	—	2,999	—	2,999
Forward Foreign Currency Exchange Contracts**	—	588,917	—	588,917
Total Assets	$ 217,511,440	$ 1,565,825,534	$ 188,681,673	$ 1,972,018,647

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$ 1,309,303	$ —	$ —	$ 1,309,303
Credit Default Swap Agreements**	—	626,219	—	626,219
Interest Rate Swap Agreements**	—	7,285,414	—	7,285,414
Unfunded Loan Commitments (Note 5)	—	—	350,659	350,659
Total Liabilities	$ 1,309,303	$ 7,911,633	$ 350,659	$ 9,571,595

** This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $360,620,792 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at August 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$ 35,811,316	Yield Analysis	Yield	6.1%-13.0%	7.6%
Asset-Backed Securities	7,463,574	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	1,820,969	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	391,597	Enterprise Value	Valuation Multiple	2.5x-16.8x	9.6x
Common Stocks	341,710	Model Price	Purchase Price	—	—
Common Stocks	335,685	Yield Analysis	Yield	14.2%	—
Common Stocks	5,207	Model Price	Liquidation Value	—	—
Common Stocks	51	Third Party Pricing	Trade Price	—	—
Corporate Bonds	15,999,918	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	378,044	Model Price	Purchase Price	—	—
Preferred Stocks	10,000,000	Third Party Pricing	Trade Price	—	—
Preferred Stocks	941,513	Model Price	Purchase Price	—	—
Preferred Stocks	442,211	Enterprise Value	Valuation Multiple	4.9x	—
Senior Floating Rate Interests	51,479,778	Yield Analysis	Yield	10.8%-32.0%	12.0%
Senior Floating Rate Interests	46,224,563	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	17,045,526	Model Price	Purchase Price	—	—
Warrants	11	Model Price	Liquidation Value	—	—
Total Assets	$ 188,681,673
Liabilities:
Unfunded Loan Commitments	$ 350,659	Model Price	Purchase Price	—	—
* Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended August 31, 2023, the Fund had securities with a total value of $11,787,155 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $15,586,394 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2023:

	Assets								Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$41,462,306	$1,885,323	$12,658,388	$105,421,682	$12	$763,367	$1,385,670	$163,576,748	$(345,330)
Purchases/(Receipts)	4,082,996	—	3,800,000	17,368,258	—	335,684	10,000,000	35,586,938	(177,152)
(Sales, maturities and paydowns)/Fundings	(195,432)	(6,461)	—	(5,269,304)	—	—	—	(5,471,197)	84,102
Amortization of premiums/discounts	5,500	92	17,667	226,270	—	—	—	249,529	34,058
Total realized gains (losses) included in earnings	—	—	—	(150,424)	—	—	—	(150,424)	28,375
Total change in unrealized appreciation (depreciation) included in earnings	(1,138,319)	(57,985)	(98,093)	10,463	(1)	(24,801)	(1,946)	(1,310,682)	25,288
Transfers into Level 3	—	—	—	11,787,155	—	—	—	11,787,155	—
Transfers out of Level 3	(942,161)	—	—	(14,644,233)	—	—	—	(15,586,394)	—
Ending Balance	$43,274,890	$1,820,969	$16,377,962	$114,749,867	$11	$1,074,250	$11,383,724	$188,681,673	$(350,659)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at August 31, 2023	$(1,116,831)	$(57,985)	$(98,093)	$225,965	$(1)	$(24,801)	$(1,946)	$(1,073,692)	$1,357

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd, which is scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	11/15/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
New Residential Mortgage Loan Trust 2022-NQM5, 6.50% due 11/25/52	7.50%	09/01/26	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended August 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 05/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 08/31/23	Shares 08/31/23	Investment Income
Common Stocks
BP Holdco LLC*	$155,475	$–	$–	$–	$–	$155,475	121,041	$–
Closed-End Funds
Guggenheim Active Allocation Fund	4,643,255	8,596,852	–	–	59,893	13,300,000	950,000	251,844
	$4,798,730	$8,596,852	$–	$–	$59,893	$13,455,475		$251,844

*	Non-income producing security.

NOTES TO SCHEDULE OF INVESTMENTS(Unaudited)	August 31, 2023

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Strategic Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on November 13, 2006. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective. The Fund's investment objective is considered fundamental and may not be changed without shareholder approval.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) adopted policies and procedures for the valuation of the Fund's investments (the “Fund Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated Guggenheim Funds Investment Advisors, LLC ("GFIA" or the "Advisor") as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund's securities and other assets.

Valuations of the Fund's securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service provider.

If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts ("ADR") trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a pricing service provider in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using a pricing service provider.

U.S. Government securities are valued by pricing service providers, using the last traded fill price, or at the reported bid price at the close of business.

Typically, loans are valued using information provided by a pricing service provider which uses broker quotes, among other inputs. If the pricing service provider cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps ("swaptions") are valued using a price provided by a pricing service.

Futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Interest rate swap agreements entered into by the Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by the Fund will generally be valued using an evaluated price provided by a pricing service provider.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

Note 2 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. Potential losses on short sales are theoretically unlimited.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, for diversification purposes, to change the duration of the Fund, for leverage purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that the Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where the Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, the Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with the Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. If the Fund utilizes centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that the Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit default occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit default occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund if it is selling the credit protection. If the Fund utilizes centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third-party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.

Note 3– Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Pricing service providers are used to value a majority of the Fund’s investments. When values are not available from a pricing service provider, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a pricing service provider based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund's tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At August 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 2,123,519,412	$ 50,705,861	$ (211,427,562)	$ (160,721,701)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of August 31, 2023. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of August 31, 2023, were as follows:

Borrower	Maturity Date		Face Amount*	Value
Avalara, Inc.	10/19/28		700,000	$ 8,660
Care BidCo	05/04/28	EUR	1,000,000	67,532
Checkers Drive-In Restaurants, Inc.	06/16/27		139,346	–
Fontainbleau Vegas	01/31/26		1,731,479	–
Galls LLC	01/31/24		54,047	1,351
Higginbotham Insurance Agency, Inc.	11/25/28		2,404,269	23,918
Lightning A	03/01/37		10,374,144	–
Lightning B	03/01/37		1,321,235	–
Orion Group	03/19/27		1,542,391	24,022
Polaris Newco LLC	06/04/26		1,753,600	121,004
Schur Flexibles GmbH	09/30/26	EUR	85,220	4,624
SHO Holding I Corp.	04/27/24		76,000	23,180
The Facilities Group	11/30/27		303,836	6,085
Thunderbird A	03/01/37		10,529,333	–
Thunderbird B	03/01/37		1,341,000	–
TK Elevator Midco GmbH	01/29/27	EUR	1,112,497	70,283
				$350,659

* The face amount is denominated in U.S. dollars unless otherwise indicated.

EUR - Euro

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Atlas Mara Ltd.
due 12/31/21[1]	10/01/15	$945,015	$378,041
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49	05/05/15	2,739,716	2,632,636
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46	08/09/19	285,217	255,815
CFMT LLC
2022-HB9 3.25% (WAC) due 09/25/37[2]	09/23/22	2,853,009	2,715,325
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 5.94% (WAC) due 11/25/52[2]	09/10/19	3,411,891	2,822,509
Mirabela Nickel Ltd.
due 06/24/19[1]	12/31/13	2,341,590	126,730
		$12,576,438	$8,931,056

1	Security is in default of interest and/or principal obligations.
2	Variable rate security. Rate indicated is the rate effective at August 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2023

Note 7– Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

OTHER INFORMATION(Unaudited)	August 31, 2023

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.